1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Collateralized Mortgage Obligations (0.1%)
Residential Mortgage Loan Trust,
Series 2019-3 A1
2.633%, 9/25/59(l)§		$146,092	$143,049
TDA CAM FTA,
Series 9 B
2.868%, 4/28/50(l)(m)	EUR	800,000	719,148

Total Collateralized Mortgage Obligations			862,197

Commercial Mortgage-Backed Securities (2.7%)
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8 C
4.811%, 6/15/51(l)		$12,000,000	10,316,790
Wells Fargo Commercial Mortgage Trust,
Series 2019-C49 D
3.000%, 3/15/52§		11,154,000	7,862,974

Total Commercial Mortgage-Backed Securities			18,179,764

Convertible Bond (0.5%)
Information Technology (0.5%)
Technology Hardware, Storage & Peripherals (0.5%)
Western Digital Corp.
1.500%, 2/1/24(e)		3,450,000	3,312,000

Total Information Technology			3,312,000

Total Convertible Bond			3,312,000

Corporate Bonds (12.8%)
Communication Services (2.3%)
Interactive Media & Services (1.6%)
Meta Platforms, Inc.
4.450%, 8/15/52		12,205,000	10,586,965

Wireless Telecommunication Services (0.7%)
T-Mobile USA, Inc.
5.650%, 1/15/53		4,675,000	4,834,209

Total Communication Services			15,421,174

Consumer Discretionary (2.9%)
Automobiles (1.3%)
General Motors Co.
5.600%, 10/15/32		5,836,000	5,729,765
5.200%, 4/1/45		3,540,000	3,084,444

			8,814,209

Hotels, Restaurants & Leisure (0.2%)
Starbucks Corp.
2.550%, 11/15/30		1,448,000	1,257,685

Specialty Retail (1.4%)
Lowe’s Cos., Inc.
5.625%, 4/15/53		8,891,000	9,139,108

Total Consumer Discretionary			19,211,002

Energy (3.4%)
Oil, Gas & Consumable Fuels (3.4%)
Devon Energy Corp.
7.875%, 9/30/31		1,190,000	1,391,932
Diamondback Energy, Inc.
6.250%, 3/15/33		5,880,000	6,238,825
Energean Israel Finance Ltd.
5.875%, 3/30/31(m)(x)		7,380,000	6,618,015
Hess Corp.
7.875%, 10/1/29		410,000	465,375
7.300%, 8/15/31		750,000	835,147
New Fortress Energy, Inc.
6.750%, 9/15/25§		7,060,000	6,777,388

Total Energy			22,326,682

Financials (2.7%)
Banks (1.7%)
Citigroup, Inc.
(SOFR + 1.94%), 3.785%, 3/17/33(k)		5,100,000	4,586,114
JPMorgan Chase & Co.
(SOFR + 2.08%), 4.912%, 7/25/33(k)		6,470,000	6,415,401

			11,001,515

Capital Markets (0.8%)
Ares Capital Corp.
4.250%, 3/1/25		1,070,000	1,034,745
Golub Capital BDC, Inc.
2.500%, 8/24/26		5,275,000	4,611,937

			5,646,682

Thrifts & Mortgage Finance (0.2%)
United Wholesale Mortgage LLC
5.500%, 4/15/29§		1,271,000	1,090,010

Total Financials			17,738,207

Information Technology (0.5%)
Technology Hardware, Storage & Peripherals (0.5%)
Dell International LLC
3.375%, 12/15/41§		4,790,000	3,435,435

Total Information Technology			3,435,435

Materials (0.2%)
Metals & Mining (0.2%)
First Quantum Minerals Ltd.
7.500%, 4/1/25§		1,580,000	1,556,379

Total Materials			1,556,379

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Equinix, Inc. (REIT)
2.500%, 5/15/31		5,925,000	4,931,684

Total Real Estate			4,931,684

Total Corporate Bonds			84,620,563

Foreign Government Securities (28.2%)
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	213,420,000	48,504,732
Notas do Tesouro Nacional
10.000%, 1/1/33	BRL	311,920,000	51,505,257

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Republic of South Africa
Series 2048
8.750%, 2/28/48	ZAR	691,400,000	$31,380,433
Titulos de Tesoreria
Series B
7.000%, 3/26/31	COP	220,670,000,000	35,016,857
7.250%, 10/26/50		159,800,000,000	20,824,137

Total Foreign Government Securities			187,231,416

Mortgage-Backed Securities (24.2%)
FHLMC UMBS
4.000%, 7/1/52		$31,132,095	30,007,529
FNMA UMBS
4.000%, 6/1/52		31,649,930	30,526,440
5.000%, 10/1/52		5,821,276	5,840,485
5.000%, 11/1/52		32,143,731	32,239,751
5.500%, 1/1/53		29,881,302	30,329,829
GNMA
5.000%, 10/20/52		3,456,226	3,476,469
5.500%, 10/20/52		27,370,096	27,793,938

Total Mortgage-Backed Securities			160,214,441

U.S. Treasury Obligations (25.5%)
U.S. Treasury Bonds
2.250%, 2/15/52		64,530,000	48,079,367
2.875%, 5/15/52		104,930,000	89,726,504
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 4.666%, 7/31/24(k)		31,340,000	31,304,385

Total U.S. Treasury Obligations			169,110,256

Total Long-Term Debt Securities (94.0%) (Cost $646,439,491)			623,530,637

	Number of Shares
SHORT-TERM INVESTMENTS:
Investment Company (1.5%)
JPMorgan Prime Money Market Fund, IM Shares		9,566,031	9,571,770

	Principal Amount
Repurchase Agreement (0.2%)
Deutsche Bank Securities, Inc., 4.28%, dated 1/31/23, due 2/1/23, repurchase price $1,642,816,collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/26-11/15/50; total market value $1,675,473. (xx)		$1,642,621	1,642,621

Total Short-Term Investments (1.7%) (Cost $11,214,391)			11,214,391

Total Investments in Securities (95.7%) (Cost $657,653,882)			634,745,028
Other Assets Less Liabilities (4.3%)			28,652,483

Net Assets (100%)			$663,397,511

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2023, the market value of these securities amounted to $20,865,235 or 3.1% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of January 31, 2023. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2023.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At January 31, 2023, the market value or fair value, as applicable, of these securities amounted to $7,337,163 or 1.1% of net assets.

(x)	All or a portion of security is on loan at January 31, 2023.

(xx)	At January 31, 2023, the Fund had loaned securities with a total value of $1,620,632. This was collateralized by cash of $1,642,621 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

COP — Colombian Peso

EUR — European Currency Unit

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

HUF — Hungarian Forint

JPY — Japanese Yen

KRW — Korean (South) Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian Sol

PLN — Polish Zloty

SEK — Swedish Krona

SOFR — Secured Overnight Financing Rate

THB — Thailand Baht

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

ZAR — South African Rand

Country Diversification

As a Percentage of Total Net Assets

Brazil	7.8%
Colombia	8.4
Israel	1.0
Peru	7.3
South Africa	4.7
Spain	0.1
United States	66.1
Zambia	0.3
Cash and Other	4.3

100.0%

Futures contracts outstanding as of January 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note	493	3/2023	USD	56,456,203	(192,299)
U.S. Treasury Ultra Bond	1,033	3/2023	USD	146,427,750	3,410,022

					3,217,723

Short Contracts
Japan 10 Year Bond	(333)	3/2023	JPY	(374,943,187)	2,774,442

					2,774,442

					5,992,165

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

Forward Foreign Currency Contracts outstanding as of January 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	6,430,000	USD	6,808,872	Morgan Stanley	2/3/2023	182,008
SEK	330,900,000	USD	30,194,361	HSBC Bank plc	2/6/2023	1,455,699
USD	18,654,081	ZAR	324,900,000	HSBC Bank plc	2/15/2023	2,337
USD	27,256,039	ZAR	467,700,000	Morgan Stanley	2/15/2023	406,483
HUF	5,310,000,000	USD	13,208,955	Goldman Sachs Bank USA	2/23/2023	1,448,238
HUF	5,320,000,000	USD	13,576,624	Morgan Stanley	2/23/2023	1,108,172
HUF	4,860,000,000	USD	11,882,777	National Australia Bank Ltd.	2/23/2023	1,532,281
CLP	24,320,000,000	USD	26,761,889	HSBC Bank plc**	3/6/2023	3,645,043
KRW	42,770,000,000	USD	32,896,204	Citibank NA**	3/8/2023	1,866,482
THB	1,368,500,000	USD	39,666,667	HSBC Bank plc	3/10/2023	1,938,250
JPY	3,474,000,000	USD	26,563,492	JPMorgan Chase Bank	3/14/2023	267,628
NZD	50,830,000	USD	32,383,341	Goldman Sachs Bank USA	3/20/2023	485,001
PLN	125,400,000	USD	28,758,144	HSBC Bank plc	4/20/2023	23,691
CAD	26,500,000	USD	19,682,700	Citibank NA	4/25/2023	247,327
USD	26,892,272	COP	126,750,000,000	JPMorgan Chase Bank**	4/27/2023	190,356
MXN	258,200,000	USD	13,454,784	Citibank NA	4/28/2023	47,690
EUR	30,420,000	USD	33,199,019	HSBC Bank plc	5/5/2023	56,602
USD	50,615,843	PEN	195,200,000	HSBC Bank plc**	5/9/2023	214,987

Total unrealized appreciation						15,118,275

USD	40,274,286	EUR	37,810,000	Barclays Bank plc	2/3/2023	(833,833)
USD	33,592,406	EUR	31,340,000	Morgan Stanley	2/3/2023	(481,342)
USD	31,319,449	SEK	330,900,000	Morgan Stanley	2/6/2023	(330,611)
PEN	195,200,000	USD	50,966,057	HSBC Bank plc**	2/7/2023	(221,448)
USD	49,475,626	PEN	195,200,000	HSBC Bank plc**	2/7/2023	(1,268,984)
ZAR	227,700,000	USD	13,133,533	HSBC Bank plc	2/15/2023	(61,812)
USD	13,621,150	HUF	5,250,000,000	Goldman Sachs Bank USA	2/23/2023	(870,425)
USD	28,730,573	CLP	24,320,000,000	HSBC Bank plc**	3/6/2023	(1,676,357)
AUD	48,590,000	USD	34,591,160	Barclays Bank plc	3/7/2023	(251,208)
USD	33,543,621	AUD	48,590,000	Morgan Stanley	3/7/2023	(796,332)
USD	33,543,476	KRW	42,770,000,000	Citibank NA**	3/8/2023	(1,219,210)
USD	39,686,829	THB	1,368,500,000	HSBC Bank plc	3/10/2023	(1,918,088)
USD	27,053,088	CHF	24,970,000	Goldman Sachs Bank USA	3/13/2023	(332,768)
JPY	1,761,000,000	USD	13,915,740	Morgan Stanley	3/14/2023	(314,818)
USD	19,838,741	JPY	2,677,000,000	JPMorgan Chase Bank	3/14/2023	(836,822)
USD	5,911,794	JPY	797,000,000	Morgan Stanley	3/14/2023	(243,762)
NOK	264,800,000	USD	26,865,520	Goldman Sachs Bank USA	3/20/2023	(280,687)
NOK	325,500,000	USD	33,548,584	Morgan Stanley	3/20/2023	(869,720)
USD	65,750,737	NZD	103,160,000	Goldman Sachs Bank USA	3/20/2023	(955,896)
SEK	346,200,000	USD	33,556,592	Barclays Bank plc	4/14/2023	(323,728)
USD	33,143,459	SEK	346,200,000	HSBC Bank plc	4/14/2023	(89,404)
USD	28,664,168	PLN	125,400,000	HSBC Bank plc	4/20/2023	(117,667)
COP	151,660,000,000	USD	32,961,749	JPMorgan Chase Bank**	4/27/2023	(1,012,144)
USD	13,301,531	MXN	258,200,000	JPMorgan Chase Bank	4/28/2023	(200,944)

Total unrealized depreciation						(15,508,010)

Net unrealized depreciation						(389,735)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Collateralized Mortgage Obligations	$—	$862,197	$—	$862,197
Commercial Mortgage-Backed Securities	—	18,179,764	—	18,179,764
Convertible Bonds
Information Technology	—	3,312,000	—	3,312,000
Corporate Bonds
Communication Services	—	15,421,174	—	15,421,174
Consumer Discretionary	—	19,211,002	—	19,211,002
Energy	—	22,326,682	—	22,326,682
Financials	—	17,738,207	—	17,738,207
Information Technology	—	3,435,435	—	3,435,435
Materials	—	1,556,379	—	1,556,379
Real Estate	—	4,931,684	—	4,931,684
Foreign Government Securities	—	187,231,416	—	187,231,416
Forward Currency Contracts	—	15,118,275	—	15,118,275
Futures	6,184,464	—	—	6,184,464
Mortgage-Backed Securities	—	160,214,441	—	160,214,441
Short-Term Investments
Investment Company	9,571,770	—	—	9,571,770
Repurchase Agreement	—	1,642,621	—	1,642,621
U.S. Treasury Obligations	—	169,110,256	—	169,110,256

Total Assets	$15,756,234	$640,291,533	$—	$656,047,767

Liabilities:
Forward Currency Contracts	$—	$(15,508,010)	$—	$(15,508,010)
Futures	(192,299)	—	—	(192,299)

Total Liabilities	$(192,299)	$(15,508,010)	$—	$(15,700,309)

Total	$15,563,935	$624,783,523	$—	$640,347,458

As of January 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,679,008
Aggregate gross unrealized depreciation	(41,612,436)

Net unrealized depreciation	$(12,933,428)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$653,280,886

See Notes to Portfolio of Investments.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.9%)
Auto Components (3.0%)
Patrick Industries, Inc.	4,965	$352,366
Superior Industries International, Inc.*	75,473	426,423

		778,789

Diversified Consumer Services (0.6%)
Chegg, Inc.*	7,760	161,098

Hotels, Restaurants & Leisure (1.1%)
Kura Sushi USA, Inc., Class A*	4,596	285,595

Household Durables (3.1%)
Century Communities, Inc.	5,219	319,403
Skyline Champion Corp.*	6,813	401,626
Vuzix Corp.(x)*	21,201	110,457

		831,486

Internet & Direct Marketing Retail (2.1%)
CarParts.com, Inc.*	29,492	201,135
Porch Group, Inc.*	60,346	178,021
Revolve Group, Inc.*	6,490	185,225

		564,381

Specialty Retail (1.0%)
Five Below, Inc.*	1,339	263,957

Total Consumer Discretionary		2,885,306

Consumer Staples (4.3%)
Food & Staples Retailing (0.4%)
Grocery Outlet Holding Corp.*	3,903	118,612

Food Products (2.2%)
SunOpta, Inc.*	43,649	356,612
Vital Farms, Inc.*	12,517	220,049

		576,661

Personal Products (1.7%)
e.l.f. Beauty, Inc.*	7,714	443,941

Total Consumer Staples		1,139,214

Energy (2.5%)
Energy Equipment & Services (0.9%)
TETRA Technologies, Inc.*	57,482	227,629

Oil, Gas & Consumable Fuels (1.6%)
American Resources Corp.(x)*	95,519	148,054
Matador Resources Co.	4,203	278,071

		426,125

Total Energy		653,754

Financials (4.9%)
Banks (2.0%)
Bancorp, Inc. (The)*	9,353	317,347
Brookline Bancorp, Inc.	16,628	217,494

		534,841

Capital Markets (1.2%)
Evercore, Inc., Class A	2,425	314,789

Insurance (1.0%)
HCI Group, Inc.(x)	5,427	272,490

Thrifts & Mortgage Finance (0.7%)
OP Bancorp	15,035	170,497

Total Financials		1,292,617

Health Care (23.5%)
Biotechnology (3.5%)
Avid Bioservices, Inc.*	18,106	286,618
Insmed, Inc.*	12,679	272,979
Kiniksa Pharmaceuticals Ltd., Class A*	11,524	166,637
Veracyte, Inc.*	8,083	203,126

		929,360

Health Care Equipment & Supplies (10.3%)
Alphatec Holdings, Inc.*	26,028	338,885
Axogen, Inc.*	26,951	255,226
Cardiovascular Systems, Inc.*	16,975	236,632
ClearPoint Neuro, Inc.(x)*	19,723	187,566
Cutera, Inc.*	9,423	328,203
Orthofix Medical, Inc.*	10,854	234,772
Stereotaxis, Inc.*	81,824	178,376
Tandem Diabetes Care, Inc.*	3,395	138,312
TransMedics Group, Inc.*	7,113	448,261
ViewRay, Inc.*	87,251	400,482

		2,746,715

Health Care Providers & Services (1.9%)
Biodesix, Inc.*	53,926	129,422
Castle Biosciences, Inc.*	5,843	158,229
Viemed Healthcare, Inc.*	23,972	203,522

		491,173

Health Care Technology (2.4%)
Evolent Health, Inc., Class A*	7,667	247,030
iCAD, Inc.*	55,127	126,241
Phreesia, Inc.*	6,975	261,493

		634,764

Life Sciences Tools & Services (2.6%)
Akoya Biosciences, Inc.*	24,088	270,990
Codexis, Inc.*	35,681	219,438
NanoString Technologies, Inc.*	19,076	201,824

		692,252

Pharmaceuticals (2.8%)
Evolus, Inc.*	23,811	247,396
EyePoint Pharmaceuticals, Inc.(x)*	23,949	111,602
Revance Therapeutics, Inc.*	11,455	397,260

		756,258

Total Health Care		6,250,522

Industrials (25.8%)
Aerospace & Defense (2.8%)
Kratos Defense & Security Solutions, Inc.*	22,956	262,846
Leonardo DRS, Inc.*	36,282	484,365

		747,211

Building Products (2.7%)
Builders FirstSource, Inc.*	5,704	454,609
Caesarstone Ltd.	16,928	105,631
Griffon Corp.	4,065	166,177

		726,417

Commercial Services & Supplies (3.4%)
CECO Environmental Corp.*	24,619	354,267
Heritage-Crystal Clean, Inc.*	9,884	367,685
Performant Financial Corp.*	55,404	179,509

		901,461

Construction & Engineering (3.6%)
iSun, Inc.(x)*	59,931	121,660
Matrix Service Co.*	28,245	227,937
Sterling Infrastructure, Inc.*	16,674	606,767

		956,364

See Notes to Portfolio of Investments.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (3.7%)
Babcock & Wilcox Enterprises, Inc.*	46,004	$305,467
Beam Global(x)*	7,044	122,636
LSI Industries, Inc.	25,335	347,849
SunPower Corp.(x)*	12,333	214,964

		990,916

Machinery (2.8%)
3D Systems Corp.*	11,617	126,161
Evoqua Water Technologies Corp.*	5,658	274,470
Luxfer Holdings plc	12,979	214,802
Manitex International, Inc.*	29,538	120,515

		735,948

Professional Services (3.5%)
Atlas Technical Consultants, Inc.*	26,212	317,952
BlackSky Technology, Inc.(x)*	70,554	128,408
Resources Connection, Inc.	19,238	332,240
Willdan Group, Inc.*	8,175	155,652

		934,252

Trading Companies & Distributors (3.3%)
Alta Equipment Group, Inc.	15,935	270,098
MRC Global, Inc.*	21,824	296,806
Transcat, Inc.*	3,603	300,923

		867,827

Total Industrials		6,860,396

Information Technology (22.5%)
Communications Equipment (4.6%)
CalAmp Corp.*	37,395	173,139
Cambium Networks Corp.*	10,485	224,693
Digi International, Inc.*	11,524	391,701
DZS, Inc.*	18,337	232,880
Lantronix, Inc.*	41,039	207,247

		1,229,660

Electronic Equipment, Instruments & Components (4.6%)
Benchmark Electronics, Inc.	10,185	285,078
Identiv, Inc.*	38,083	332,084
Luna Innovations, Inc.*	34,365	303,787
Novanta, Inc.*	1,941	313,413

		1,234,362

IT Services (1.1%)
Endava plc (ADR)*	3,349	294,277

Semiconductors & Semiconductor Equipment (6.5%)
Aehr Test Systems(x)*	11,617	406,130
Amtech Systems, Inc.*	31,524	341,405
Ichor Holdings Ltd.*	7,483	252,925
Impinj, Inc.*	2,956	383,630
Kopin Corp.*	102,656	123,187
SkyWater Technology, Inc.(x)*	18,984	205,407

		1,712,684

Software (5.1%)
Docebo, Inc.(x)*	6,998	266,554
Domo, Inc., Class B*	5,958	92,408
EverCommerce, Inc.(x)*	21,617	223,304
Instructure Holdings, Inc.(x)*	12,679	342,713
ShotSpotter, Inc.*	7,436	286,658
Zuora, Inc., Class A*	18,753	148,524

		1,360,161

Technology Hardware, Storage & Peripherals (0.6%)
Stratasys Ltd.*	11,062	158,518

Total Information Technology		5,989,662

Materials (3.2%)
Chemicals (1.9%)
AdvanSix, Inc.	8,083	349,509
Aspen Aerogels, Inc.*	16,212	170,226

		519,735

Containers & Packaging (1.3%)
O-I Glass, Inc.*	17,552	337,876

Total Materials		857,611

Total Common Stocks (97.6%) (Cost $23,750,505)		25,929,082

SHORT-TERM INVESTMENTS:
Investment Companies (0.8%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	100,000	100,000
JPMorgan Prime Money Market Fund, IM Shares	97,343	97,401

Total Investment Companies		197,401

	Principal Amount
Repurchase Agreement (4.0%)
Deutsche Bank Securities, Inc., 4.28%, dated 1/31/23, due 2/1/23,repurchase price $1,067,812, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/26- 11/15/50; total market value $1,089,039. (xx)	$1,067,685	1,067,685

Total Short-Term Investments (4.8%) (Cost $1,265,086)		1,265,086

Total Investments in Securities (102.4%) (Cost $25,015,591)		27,194,168
Other Assets Less Liabilities (-2.4%)		(643,106)

Net Assets (100%)		$26,551,062

*	Non-income producing.

(x)	All or a portion of security is on loan at January 31, 2023.

(xx)

At January 31, 2023, the Fund had loaned securities with a total value of $1,486,790. This was collateralized by $365,421 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 2/9/23 – 8/15/52 and by cash of $1,167,685 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$2,885,306	$—	$—	$2,885,306
Consumer Staples	1,139,214	—	—	1,139,214
Energy	653,754	—	—	653,754
Financials	1,292,617	—	—	1,292,617
Health Care	6,250,522	—	—	6,250,522
Industrials	6,860,396	—	—	6,860,396
Information Technology	5,989,662	—	—	5,989,662
Materials	857,611	—	—	857,611
Short-Term Investments
Investment Companies	197,401	—	—	197,401
Repurchase Agreement	—	1,067,685	—	1,067,685

Total Assets	$26,126,483	$1,067,685	$—	$27,194,168

Total Liabilities	$—	$—	$—	$—

Total	$26,126,483	$1,067,685	$—	$27,194,168

As of January 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,820,329
Aggregate gross unrealized depreciation	(641,752)

Net unrealized appreciation	$2,178,577

Federal income tax cost of investments in securities and derivative instruments, if applicable	$25,015,591

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.5%)
Diversified Telecommunication Services (0.5%)
EchoStar Corp., Class A*	3,700	$69,227
Telesat Corp.*	62,000	572,880

		642,107

Entertainment (3.7%)
Liberty Media Corp.-Liberty Braves, Class A(x)*	41,000	1,440,330
Liberty Media Corp.-Liberty Braves, Class C*	12,100	419,628
Madison Square Garden Entertainment Corp.*	17,000	888,930
Madison Square Garden Sports Corp., Class A	10,500	1,909,320

		4,658,208

Media (7.9%)
Altice USA, Inc., Class A*	12,000	58,800
AMC Networks, Inc., Class A*	22,000	407,220
Clear Channel Outdoor Holdings, Inc.*	313,000	597,830
Corus Entertainment, Inc., Class B(x)	128,000	216,452
EW Scripps Co. (The), Class A*	26,500	396,175
Grupo Televisa SAB (ADR)	240,000	1,476,000
JCDecaux SE*	25,000	565,283
Liberty Media Corp.-Liberty SiriusXM, Class A*	4,000	162,480
Nexstar Media Group, Inc., Class A	10,200	2,088,654
Paramount Global, Class A(x)	42,000	1,119,300
Sinclair Broadcast Group, Inc., Class A	91,000	1,877,330
Sirius XM Holdings, Inc.(x)	27,760	160,730
TEGNA, Inc.	19,000	378,670
Telenet Group Holding NV	10,000	172,419
WideOpenWest, Inc.*	25,000	287,250

		9,964,593

Wireless Telecommunication Services (1.4%)
Gogo, Inc.*	12,900	216,333
Millicom International Cellular SA(x)*	42,000	713,580
Telephone and Data Systems, Inc.	22,000	294,140
United States Cellular Corp.*	18,500	452,510

		1,676,563

Total Communication Services		16,941,471

Consumer Discretionary (12.2%)
Auto Components (4.5%)
Dana, Inc.	90,000	1,632,600
Gentex Corp.	22,600	666,926
Gentherm, Inc.*	2,000	148,860
Goodyear Tire & Rubber Co. (The)*	80,000	900,000
Modine Manufacturing Co.*	60,000	1,433,400
Strattec Security Corp.*	36,300	904,233

		5,686,019

Diversified Consumer Services (0.1%)
H&R Block, Inc.	4,200	163,716

Hotels, Restaurants & Leisure (3.3%)
Bally’s Corp.(x)*	10,000	198,700
Caesars Entertainment, Inc.*	25,700	1,337,942
Churchill Downs, Inc.	2,100	521,010
GAN Ltd.*	20,000	45,600
Golden Entertainment, Inc.*	14,500	572,750
Nathan’s Famous, Inc.	18,900	1,396,332
Wynn Resorts Ltd.*	800	82,912

		4,155,246

Household Durables (1.0%)
Bassett Furniture Industries, Inc.	22,500	435,600
Lennar Corp., Class B	9,300	803,148

		1,238,748

Internet & Direct Marketing Retail (0.0%)†
Lands’ End, Inc.*	7,500	67,725

Leisure Products (1.8%)
Brunswick Corp.	14,900	1,256,517
Johnson Outdoors, Inc., Class A	9,700	664,062
Mattel, Inc.*	12,900	263,934
Peloton Interactive, Inc., Class A(x)*	3,300	42,669

		2,227,182

Specialty Retail (1.5%)
AutoNation, Inc.*	8,200	1,039,104
Monro, Inc.	16,000	814,400

		1,853,504

Total Consumer Discretionary		15,392,140

Consumer Staples (10.8%)
Beverages (2.1%)
National Beverage Corp.*	18,500	817,700
Remy Cointreau SA	9,400	1,766,857

		2,584,557

Food & Staples Retailing (0.3%)
Ingles Markets, Inc., Class A	1,300	123,500
Village Super Market, Inc., Class A	8,900	207,014

		330,514

Food Products (4.0%)
Bunge Ltd.	3,700	366,670
Calavo Growers, Inc.	26,500	849,325
Farmer Bros Co.*	92,300	450,424
Hain Celestial Group, Inc. (The)*	26,500	543,780
J M Smucker Co. (The)	11,500	1,757,200
Maple Leaf Foods, Inc.(x)	47,000	893,337
McCormick & Co., Inc. (Non- Voting)	2,900	215,818

		5,076,554

Household Products (3.5%)
Energizer Holdings, Inc.	62,000	2,300,200
Spectrum Brands Holdings, Inc.	31,000	2,104,280

		4,404,480

Personal Products (0.9%)
Edgewell Personal Care Co.	27,300	1,170,078

Total Consumer Staples		13,566,183

Energy (2.1%)
Energy Equipment & Services (2.1%)
Dril-Quip, Inc.*	54,000	1,658,340
RPC, Inc.	104,000	1,031,680

Total Energy		2,690,020

Financials (1.8%)
Banks (1.5%)
Cadence Bank	8,100	207,198
Flushing Financial Corp.	20,900	401,071
SouthState Corp.	5,400	429,840
Synovus Financial Corp.	20,100	843,195

		1,881,304

Capital Markets (0.3%)
Affiliated Managers Group, Inc.	1,000	172,740
Janus Henderson Group plc	8,000	207,360

		380,100

Total Financials		2,261,404

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (3.7%)
Health Care Equipment & Supplies (0.9%)
Cutera, Inc.*	23,000	$801,090
QuidelOrtho Corp.*	4,400	376,684

		1,177,774

Health Care Providers & Services (0.9%)
Option Care Health, Inc.*	18,100	522,547
Patterson Cos., Inc.	21,600	652,104

		1,174,651

Health Care Technology (0.6%)
Evolent Health, Inc., Class A*	16,500	531,630
Teladoc Health, Inc.*	7,000	205,800

		737,430

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	300	140,238

Pharmaceuticals (1.2%)
Harmony Biosciences Holdings, Inc.*	3,000	144,510
Perrigo Co. plc	22,000	823,240
Teva Pharmaceutical Industries Ltd. (ADR)*	48,000	505,920

		1,473,670

Total Health Care		4,703,763

Industrials (41.1%)
Aerospace & Defense (6.8%)
AAR Corp.*	18,100	931,064
Aerojet Rocketdyne Holdings, Inc.*	35,500	1,985,160
Kaman Corp.	58,500	1,475,370
Moog, Inc., Class A	10,500	1,000,860
Moog, Inc., Class B	12,500	1,191,500
Textron, Inc.	27,300	1,988,805

		8,572,759

Building Products (1.7%)
Griffon Corp.	52,500	2,146,200

Commercial Services & Supplies (2.2%)
IAA, Inc.*	6,500	271,245
KAR Auction Services, Inc.*	20,000	291,200
Matthews International Corp., Class A	57,500	2,129,800

		2,692,245

Construction & Engineering (1.8%)
Arcosa, Inc.	14,500	859,415
Valmont Industries, Inc.	4,200	1,384,866

		2,244,281

Electrical Equipment (1.0%)
AZZ, Inc.	30,500	1,295,640
Pineapple Energy, Inc.(x)*	5,000	11,050

		1,306,690

Machinery (23.7%)
Astec Industries, Inc.	48,000	2,118,720
CIRCOR International, Inc.*	74,000	2,046,100
CNH Industrial NV	31,300	554,636
Commercial Vehicle Group, Inc.*	91,100	763,418
Crane Holdings Co.	17,700	2,051,607
Donaldson Co., Inc.	800	49,880
Eastern Co. (The)	24,100	522,970
Enerpac Tool Group Corp.	21,500	570,610
EnPro Industries, Inc.	25,500	3,087,285
Flowserve Corp.	43,000	1,480,060
Gorman-Rupp Co. (The)	8,000	229,840
Graco, Inc.	3,000	204,960
Hyster-Yale Materials Handling, Inc.	40,000	1,297,200
Ingersoll Rand, Inc.	16,000	896,000
ITT, Inc.	8,300	760,197
Iveco Group NV (Borsa Italiana Exchange)*	47,200	386,223
Iveco Group NV (OTC Exchange)*	7,800	63,453
Kennametal, Inc.	18,500	527,250
L B Foster Co., Class A*	38,100	450,723
Manitowoc Co., Inc. (The)*	17,500	239,750
Mueller Industries, Inc.	36,500	2,392,575
Mueller Water Products, Inc., Class A	13,700	173,305
Park-Ohio Holdings Corp.	71,000	940,750
Shyft Group, Inc. (The)	4,000	133,160
Snap-on, Inc.	7,000	1,741,110
Tennant Co.	12,601	883,708
Terex Corp.	11,300	575,961
Timken Co. (The)	1,000	82,350
Toro Co. (The)	5,300	591,056
Trinity Industries, Inc.	72,000	2,071,440
Twin Disc, Inc.*	111,000	1,121,100
Watts Water Technologies, Inc., Class A	5,300	866,656

		29,874,053

Trading Companies & Distributors (3.9%)
Ashtead Group plc	2,300	151,418
GATX Corp.	12,900	1,476,405
Herc Holdings, Inc.	21,200	3,292,784

		4,920,607

Total Industrials		51,756,835

Information Technology (2.2%)
Electronic Equipment, Instruments & Components (0.6%)
Landis+Gyr Group AG*	8,900	657,099
Rogers Corp.*	500	69,795

		726,894

IT Services (0.9%)
Kyndryl Holdings, Inc.*	74,000	990,860
MoneyGram International, Inc.*	16,000	172,320

		1,163,180

Software (0.5%)
A10 Networks, Inc.	12,000	185,760
NCR Corp.*	18,000	493,560

		679,320

Technology Hardware, Storage & Peripherals (0.2%)
Diebold Nixdorf, Inc.(x)*	78,000	186,420

Total Information Technology		2,755,814

Materials (8.4%)
Chemicals (5.6%)
Axalta Coating Systems Ltd.*	24,500	737,450
Chr Hansen Holding A/S	2,500	184,347
Core Molding Technologies, Inc.*	80,400	1,254,240
Element Solutions, Inc.	65,900	1,349,632
HB Fuller Co.	9,700	670,270
Huntsman Corp.	9,000	285,210
Scotts Miracle-Gro Co. (The)(x)	19,000	1,371,610
Tredegar Corp.	51,100	619,843
Valvoline, Inc.	15,000	549,900

		7,022,502

Containers & Packaging (1.9%)
Greif, Inc., Class A	19,800	1,414,314
Myers Industries, Inc.	40,900	984,872

		2,399,186

Metals & Mining (0.9%)
Ampco-Pittsburgh Corp.*	85,000	278,800

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Freeport-McMoRan, Inc.	18,500	$825,470

		1,104,270

Total Materials		10,525,958

Real Estate (1.0%)
Equity Real Estate Investment Trusts (REITs) (0.2%)
Ryman Hospitality Properties, Inc. (REIT)	2,500	232,225

Real Estate Management & Development (0.8%)
Seritage Growth Properties (REIT), Class A(x)*	16,000	194,400
St Joe Co. (The)	16,100	758,310

		952,710

Total Real Estate		1,184,935

Utilities (2.4%)
Gas Utilities (1.3%)
National Fuel Gas Co.	20,000	1,161,200
Southwest Gas Holdings, Inc.	8,000	535,440

		1,696,640

Independent Power and Renewable Electricity Producers (1.1%)
AES Corp. (The)	50,000	1,370,500

Total Utilities		3,067,140
Total Common Stocks (99.2%) (Cost $103,875,846)		124,845,663

	Number of Rights
RIGHTS:
Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR(r)*
(Cost $—)	6,250	18,391

	Number of Warrants
WARRANTS:
Energy (0.0%)†
Energy Equipment & Services (0.0%)†
Weatherford International plc, expiring 12/13/23*	1,117	364

Total Energy		364

Health Care (0.0%)†
Health Care Providers & Services (0.0%)†
Option Care Health, Inc.,expiring 6/30/25*	22	8

Total Health Care		8

Materials (0.0%)†
Metals & Mining (0.0%)†
Ampco-Pittsburgh Corp., expiring 8/1/25*	30,000	8,970

Total Materials		8,970

Total Warrants (0.0%)† (Cost $—)		9,342

	Number of Shares
SHORT-TERM INVESTMENTS:
Investment Company (0.8%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	1,000,000	1,000,000

	Principal Amount
Repurchase Agreement (0.8%)
Deutsche Bank Securities, Inc., 4.28%, dated 1/31/23, due 2/1/23, repurchase price $1,015,072, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/26-11/15/50; total market value $1,035,251. (xx)	$1,014,952	1,014,952

Total Short-Term Investments (1.6%) (Cost $2,014,952)		2,014,952

Total Investments in Securities (100.8%) (Cost $105,890,798)		126,888,348
Other Assets Less Liabilities (-0.8%)		(1,015,921)

Net Assets (100%)		$125,872,427

*	Non-income producing.

†	Percent shown is less than 0.05%.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at January 31, 2023.

(xx)

At January 31, 2023, the Fund had loaned securities with a total value of $4,797,716. This was collateralized by $2,942,916 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.250%, maturing 2/9/23 – 8/15/52 and by cash of $2,014,952 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$16,203,769	$737,702	$—	$16,941,471
Consumer Discretionary	15,392,140	—	—	15,392,140
Consumer Staples	11,799,326	1,766,857	—	13,566,183
Energy	2,690,020	—	—	2,690,020
Financials	2,261,404	—	—	2,261,404
Health Care	4,703,763	—	—	4,703,763
Industrials	49,964,241	1,792,594	—	51,756,835
Information Technology	2,098,715	657,099	—	2,755,814
Materials	10,341,611	184,347	—	10,525,958
Real Estate	1,184,935	—	—	1,184,935
Utilities	3,067,140	—	—	3,067,140
Rights
Industrials	—	—	18,391	18,391
Short-Term Investments
Investment Company	1,000,000	—	—	1,000,000
Repurchase Agreement	—	1,014,952	—	1,014,952
Warrants
Energy	364	—	—	364
Health Care	—	8	—	8
Materials	8,970	—	—	8,970

Total Assets	$120,716,398	$6,153,559	$18,391	$126,888,348

Total Liabilities	$—	$—	$—	$—

Total	$120,716,398	$6,153,559	$18,391	$126,888,348

As of January 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,464,991
Aggregate gross unrealized depreciation	(9,642,408)

Net unrealized appreciation	$17,822,583

Federal income tax cost of investments in securities and derivative instruments, if applicable	$109,065,765

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (96.4%)
Communication Services (12.6%)
Diversified Telecommunication Services (4.6%)
CCO Holdings LLC
5.500%, 5/1/26§	$147,000	$144,060
6.375%, 9/1/29§	290,000	278,944
4.750%, 3/1/30§	135,000	118,739
4.750%, 2/1/32§	165,000	139,837
4.500%, 5/1/32	346,000	285,450
4.500%, 6/1/33§	352,000	285,120
Level 3 Financing, Inc.
4.250%, 7/1/28§	191,000	151,366
Lumen Technologies, Inc.
5.125%, 12/15/26§	235,000	200,925
5.375%, 6/15/29§	263,000	182,127
Sprint Capital Corp.
8.750%, 3/15/32	161,000	196,862
Windstream Escrow LLC
7.750%, 8/15/28§	154,000	124,668
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	330,000	261,525
6.125%, 3/1/28(x)§	364,000	250,250

		2,619,873

Entertainment (1.1%)
Lions Gate Capital Holdings LLC
5.500%, 4/15/29§	459,000	296,629
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	169,000	163,930
6.500%, 5/15/27§	186,000	186,818

		647,377

Interactive Media & Services (0.1%)
Rackspace Technology Global, Inc.
5.375%, 12/1/28§	187,000	68,805

Media (6.3%)
CSC Holdings LLC
5.750%, 1/15/30§	200,000	126,500
Gray Television, Inc.
4.750%, 10/15/30§	282,000	209,822
McGraw-Hill Education, Inc.
8.000%, 8/1/29§	339,000	289,075
Nexstar Media, Inc.
5.625%, 7/15/27§	351,000	335,247
Outfront Media Capital LLC
5.000%, 8/15/27§	472,000	433,376
Sinclair Television Group, Inc.
5.500%, 3/1/30§	161,000	127,995
Sirius XM Radio, Inc.
3.125%, 9/1/26§	304,000	273,220
3.875%, 9/1/31§	259,000	212,380
Stagwell Global LLC
5.625%, 8/15/29§	315,000	276,019
TEGNA, Inc.
4.750%, 3/15/26§	253,000	244,778
5.000%, 9/15/29	174,000	163,560
Univision Communications, Inc.
7.375%, 6/30/30§	250,000	245,000
Videotron Ltd.
3.625%, 6/15/29§	118,000	102,843
VZ Secured Financing BV
5.000%, 1/15/32(x)§	270,000	229,487
Ziggo Bond Co. BV
6.000%, 1/15/27§	350,000	331,023

		3,600,325

Wireless Telecommunication Services (0.5%)
Sprint LLC
7.625%, 3/1/26	114,000	120,531
Vmed O2 UK Financing I plc
4.750%, 7/15/31§	200,000	170,000

		290,531

Total Communication Services		7,226,911

Consumer Discretionary (14.2%)
Automobiles (0.5%)
Ford Motor Co.
6.625%, 10/1/28	271,000	281,583

Distributors (0.2%)
Univar Solutions USA, Inc.
5.125%, 12/1/27§	130,000	125,612

Hotels, Restaurants & Leisure (8.1%)
1011778 BC ULC
5.750%, 4/15/25§	164,000	163,484
3.875%, 1/15/28§	96,000	87,742
Caesars Entertainment, Inc.
6.250%, 7/1/25§	372,000	369,210
4.625%, 10/15/29(x)§	164,000	139,554
7.000%, 2/15/30§	62,000	63,204
Carnival Corp.
6.000%, 5/1/29§	257,000	203,030
CDI Escrow Issuer, Inc.
5.750%, 4/1/30§	291,000	275,086
CEC Entertainment LLC
6.750%, 5/1/26§	141,000	130,425
Churchill Downs, Inc.
5.500%, 4/1/27§	175,000	169,293
Dave & Buster’s, Inc.
7.625%, 11/1/25§	276,000	279,795
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	267,000	263,866
3.625%, 2/15/32§	228,000	190,095
Life Time, Inc.
5.750%, 1/15/26§	346,000	331,696
MajorDrive Holdings IV LLC
6.375%, 6/1/29§	304,000	240,160
NCL Corp. Ltd.
8.375%, 2/1/28§	82,000	83,128
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	368,000	318,504
11.625%, 8/15/27§	156,000	165,165
Scientific Games Holdings LP
6.625%, 3/1/30§	219,000	194,910
Station Casinos LLC
4.500%, 2/15/28§	253,000	227,763
4.625%, 12/1/31§	214,000	179,715
Vail Resorts, Inc.
6.250%, 5/15/25§	58,000	58,127

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	$170,000	$155,975
Yum! Brands, Inc.
5.375%, 4/1/32	363,000	344,033

		4,633,960

Household Durables (0.9%)
CD&R Smokey Buyer, Inc.
6.750%, 7/15/25§	431,000	390,163
Newell Brands, Inc.
6.625%, 9/15/29(x)	110,000	111,512

		501,675

Internet & Direct Marketing Retail (0.8%)
Getty Images, Inc.
9.750%, 3/1/27§	448,000	442,678

Specialty Retail (3.5%)
Asbury Automotive Group, Inc.
5.000%, 2/15/32§	204,000	174,842
eG Global Finance plc
8.500%, 10/30/25§	200,000	188,000
LBM Acquisition LLC
6.250%, 1/15/29§	256,000	192,640
LCM Investments Holdings II LLC
4.875%, 5/1/29§	218,000	179,905
Sonic Automotive, Inc.
4.875%, 11/15/31§	245,000	194,498
Specialty Building Products Holdings LLC
6.375%, 9/30/26§	595,000	534,012
SRS Distribution, Inc.
4.625%, 7/1/28§	161,000	148,102
6.000%, 12/1/29§	209,000	179,218
White Cap Buyer LLC
6.875%, 10/15/28§	271,000	248,293

		2,039,510

Textiles, Apparel & Luxury Goods (0.2%)
Crocs, Inc.
4.125%, 8/15/31§	174,000	143,550

Total Consumer Discretionary		8,168,568

Consumer Staples (4.9%)
Beverages (0.2%)
Primo Water Holdings, Inc.
4.375%, 4/30/29§	170,000	147,951

Food & Staples Retailing (1.3%)
Performance Food Group, Inc.
6.875%, 5/1/25§	193,000	193,820
5.500%, 10/15/27§	80,000	77,200
United Natural Foods, Inc.
6.750%, 10/15/28§	240,000	231,600
US Foods, Inc.
4.625%, 6/1/30§	251,000	224,018

		726,638

Food Products (1.8%)
Post Holdings, Inc.
5.750%, 3/1/27§	118,000	115,935
4.625%, 4/15/30§	100,000	88,000
4.500%, 9/15/31§	389,000	334,054
Sigma Holdco BV
7.875%, 5/15/26§	200,000	153,500
Simmons Foods, Inc.
4.625%, 3/1/29§	436,000	367,875

		1,059,364

Household Products (1.0%)
Energizer Holdings, Inc.
4.750%, 6/15/28§	272,000	242,823
Kronos Acquisition Holdings, Inc.
7.000%, 12/31/27§	179,000	155,998
Spectrum Brands, Inc.
5.750%, 7/15/25	70,000	69,300
5.500%, 7/15/30§	21,000	19,066
3.875%, 3/15/31§	88,000	70,948

		558,135

Personal Products (0.6%)
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	108,000	101,868
Prestige Brands, Inc.
3.750%, 4/1/31§	279,000	236,899

		338,767

Total Consumer Staples		2,830,855

Energy (10.1%)
Energy Equipment & Services (0.5%)
Precision Drilling Corp.
7.125%, 1/15/26§	154,000	152,460
Transocean, Inc.
8.750%, 2/15/30§	128,000	132,160

		284,620

Oil, Gas & Consumable Fuels (9.6%)
Aethon United BR LP
8.250%, 2/15/26§	222,000	220,335
Antero Resources Corp.
7.625%, 2/1/29§	42,000	42,925
Ascent Resources Utica Holdings LLC
7.000%, 11/1/26§	234,000	223,821
Blue Racer Midstream LLC
7.625%, 12/15/25§	168,000	170,625
6.625%, 7/15/26§	198,000	196,268
Crescent Energy Finance LLC
7.250%, 5/1/26§	255,000	244,800
Crestwood Midstream Partners LP
5.625%, 5/1/27§	54,000	51,478
6.000%, 2/1/29§	369,000	349,366
7.375%, 2/1/31§	142,000	142,888
CrownRock LP
5.625%, 10/15/25§	393,000	383,261
Delek Logistics Partners LP
6.750%, 5/15/25	295,000	287,625
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	169,000	158,226
Genesis Energy LP
8.000%, 1/15/27	160,000	157,600
7.750%, 2/1/28	412,000	397,580
Holly Energy Partners LP
6.375%, 4/15/27§	123,000	121,801
5.000%, 2/1/28§	181,000	168,104
Kinetik Holdings LP
5.875%, 6/15/30§	292,000	278,042

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
NuStar Logistics LP
5.750%, 10/1/25	$125,000	$123,689
6.000%, 6/1/26	175,000	171,633
Occidental Petroleum Corp.
6.625%, 9/1/30	100,000	105,906
6.125%, 1/1/31	55,000	57,337
6.450%, 9/15/36	396,000	416,675
Permian Resources Operating LLC
5.875%, 7/1/29§	77,000	72,126
Southwestern Energy Co.
7.750%, 10/1/27	97,000	100,909
4.750%, 2/1/32	157,000	138,392
Summit Midstream Holdings LLC
8.500%, 10/15/26§	390,000	378,788
Sunoco LP
4.500%, 4/30/30	363,000	323,524

		5,483,724

Total Energy		5,768,344

Financials (6.6%)
Capital Markets (0.2%)
Aretec Escrow Issuer, Inc.
7.500%, 4/1/29§	111,000	97,680

Consumer Finance (1.9%)
Bread Financial Holdings, Inc.
4.750%, 12/15/24§	349,000	316,718
7.000%, 1/15/26§	167,000	153,222
Curo Group Holdings Corp.
7.500%, 8/1/28§	352,000	160,160
Ford Motor Credit Co. LLC
7.350%, 3/6/30	200,000	210,118
4.000%, 11/13/30	322,000	280,575

		1,120,793

Diversified Financial Services (1.5%)
Armor Holdco, Inc.
8.500%, 11/15/29§	145,000	123,613
Shift4 Payments LLC
4.625%, 11/1/26§	335,000	317,258
Verscend Escrow Corp.
9.750%, 8/15/26§	435,000	435,408

		876,279

Insurance (1.7%)
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	296,000	276,390
AmWINS Group, Inc.
4.875%, 6/30/29§	128,000	112,960
BroadStreet Partners, Inc.
5.875%, 4/15/29§	128,000	113,064
HUB International Ltd.
7.000%, 5/1/26§	452,000	447,493

		949,907

Thrifts & Mortgage Finance (1.3%)
Freedom Mortgage Corp.
8.250%, 4/15/25§	310,000	295,275
6.625%, 1/15/27§	242,000	200,860
PHH Mortgage Corp.
7.875%, 3/15/26§	104,000	94,640
Rocket Mortgage LLC
2.875%, 10/15/26§	169,000	150,568

		741,343

Total Financials		3,786,002

Health Care (7.6%)
Biotechnology (0.3%)
Grifols Escrow Issuer SA
4.750%, 10/15/28§	200,000	173,480

Health Care Equipment & Supplies (1.4%)
Garden Spinco Corp.
8.625%, 7/20/30§	172,000	184,900
Medline Borrower LP
3.875%, 4/1/29§	269,000	227,641
5.250%, 10/1/29§	200,000	167,362
Varex Imaging Corp.
7.875%, 10/15/27§	200,000	198,442

		778,345

Health Care Providers & Services (2.4%)
AdaptHealth LLC
6.125%, 8/1/28§	178,000	169,100
5.125%, 3/1/30§	229,000	203,524
HealthEquity, Inc.
4.500%, 10/1/29§	368,000	329,470
Tenet Healthcare Corp.
4.875%, 1/1/26	304,000	296,087
6.125%, 6/15/30§	184,000	178,526
US Acute Care Solutions LLC
6.375%, 3/1/26§	256,000	232,069

		1,408,776

Health Care Technology (0.8%)
IQVIA, Inc.
5.000%, 10/15/26§	200,000	195,000
5.000%, 5/15/27§	260,000	251,784

		446,784

Pharmaceuticals (2.7%)
1375209 BC Ltd.
9.000%, 1/30/28§	91,000	90,431
Bausch Health Cos., Inc.
5.500%, 11/1/25(x)§	310,000	262,663
11.000%, 9/30/28(x)§	151,000	118,143
Catalent Pharma Solutions, Inc.
5.000%, 7/15/27§	362,000	342,090
3.500%, 4/1/30(x)§	245,000	202,125
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§	200,000	178,024
Organon & Co.
5.125%, 4/30/31§	200,000	180,160
P&L Development LLC
7.750%, 11/15/25§	196,000	159,495

		1,533,131

Total Health Care		4,340,516

Industrials (12.9%)
Aerospace & Defense (0.3%)
Rolls-Royce plc
5.750%, 10/15/27§	200,000	192,000

Building Products (1.7%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	43,000	42,630

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Camelot Return Merger Sub, Inc.
8.750%, 8/1/28§	$116,000	$109,069
CP Atlas Buyer, Inc.
7.000%, 12/1/28§	190,000	146,775
JELD-WEN, Inc.
6.250%, 5/15/25§	111,000	106,005
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§	188,000	172,960
Standard Industries, Inc.
4.375%, 7/15/30§	239,000	204,345
Summit Materials LLC
5.250%, 1/15/29§	227,000	213,150

		994,934

Commercial Services & Supplies (5.7%)
ACCO Brands Corp.
4.250%, 3/15/29§	220,000	188,589
ADT Security Corp. (The)
4.875%, 7/15/32§	218,000	193,475
Allied Universal Holdco LLC
6.625%, 7/15/26§	354,000	340,813
9.750%, 7/15/27§	384,000	365,760
6.000%, 6/1/29§	48,000	38,441
Aramark Services, Inc.
5.000%, 4/1/25§	259,000	253,820
6.375%, 5/1/25§	224,000	224,056
Cimpress plc
7.000%, 6/15/26§	150,000	105,033
Garda World Security Corp.
9.500%, 11/1/27(x)§	371,000	368,218
6.000%, 6/1/29§	299,000	249,575
GFL Environmental, Inc.
5.125%, 12/15/26§	220,000	214,005
KAR Auction Services, Inc.
5.125%, 6/1/25§	113,000	110,676
Madison IAQ LLC
5.875%, 6/30/29§	94,000	74,427
Matthews International Corp.
5.250%, 12/1/25§	481,000	456,950
Neptune Bidco US, Inc.
9.290%, 4/15/29§	94,000	91,052

		3,274,890

Construction & Engineering (1.2%)
Dycom Industries, Inc.
4.500%, 4/15/29§	298,000	266,784
Pike Corp.
5.500%, 9/1/28§	350,000	308,000
Weekley Homes LLC
4.875%, 9/15/28§	111,000	96,598

		671,382

Machinery (0.5%)
ATS Corp.
4.125%, 12/15/28§	129,000	115,661
Chart Industries, Inc.
7.500%, 1/1/30§	169,000	172,169

		287,830

Professional Services (0.7%)
Dun & Bradstreet Corp. (The)
5.000%, 12/15/29§	244,000	215,635
Science Applications International Corp.
4.875%, 4/1/28§	178,000	166,875

		382,510

Road & Rail (2.1%)
NESCO Holdings II, Inc.
5.500%, 4/15/29§	376,000	337,460
Watco Cos. LLC
6.500%, 6/15/27(x)§	606,000	569,640
Williams Scotsman International, Inc.
6.125%, 6/15/25§	34,000	34,136
XPO Escrow Sub LLC
7.500%, 11/15/27§	222,000	227,721

		1,168,957

Trading Companies & Distributors (0.7%)
WESCO Distribution, Inc.
7.250%, 6/15/28§	386,000	396,901

Total Industrials		7,369,404

Information Technology (12.2%)
Communications Equipment (1.6%)
CommScope, Inc.
6.000%, 3/1/26§	394,000	378,398
8.250%, 3/1/27§	242,000	205,833
4.750%, 9/1/29§	412,000	341,960

		926,191

Electronic Equipment, Instruments & Components (0.8%)
Coherent Corp.
5.000%, 12/15/29§	156,000	141,570
Likewize Corp.
9.750%, 10/15/25§	194,000	183,815
Sensata Technologies, Inc.
3.750%, 2/15/31(x)§	130,000	110,210

		435,595

IT Services (1.7%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	202,000	170,690
Black Knight InfoServ LLC
3.625%, 9/1/28§	70,000	62,269
ION Trading Technologies Sarl
5.750%, 5/15/28§	200,000	171,250
Northwest Fiber LLC
6.000%, 2/15/28§	179,000	147,675
Presidio Holdings, Inc.
8.250%, 2/1/28§	148,000	141,895
Unisys Corp.
6.875%, 11/1/27§	348,000	262,740

		956,519

Software (8.1%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	347,000	343,599
AthenaHealth Group, Inc.
6.500%, 2/15/30(x)§	333,000	275,141
Boxer Parent Co., Inc.
7.125%, 10/2/25§	284,000	281,160
Camelot Finance SA
4.500%, 11/1/26§	296,000	280,830
Central Parent, Inc.
7.250%, 6/15/29§	164,000	163,713
Clarivate Science Holdings Corp.
4.875%, 7/1/29§	499,000	437,259

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Cloud Software Group Holdings, Inc.
6.500%, 3/31/29§	$128,000	$112,362
Gen Digital, Inc.
5.000%, 4/15/25§	182,000	178,360
7.125%, 9/30/30§	189,000	191,892
GoTo Group, Inc.
5.500%, 9/1/27§	251,000	128,637
Helios Software Holdings, Inc.
4.625%, 5/1/28(x)§	200,000	160,748
McAfee Corp.
7.375%, 2/15/30§	382,000	318,321
NCR Corp.
5.000%, 10/1/28§	245,000	215,810
5.125%, 4/15/29§	317,000	274,851
Open Text Holdings, Inc.
4.125%, 12/1/31§	303,000	246,348
Rocket Software, Inc.
6.500%, 2/15/29§	326,000	272,210
SS&C Technologies, Inc.
5.500%, 9/30/27§	386,000	370,290
ZoomInfo Technologies LLC
3.875%, 2/1/29§	489,000	420,540

		4,672,071

Total Information Technology		6,990,376

Materials (11.5%)
Chemicals (4.7%)
Avient Corp.
7.125%, 8/1/30§	198,000	199,856
Axalta Coating Systems LLC
4.750%, 6/15/27§	178,000	168,210
Diamond BC BV
4.625%, 10/1/29§	67,000	56,196
HB Fuller Co.
4.250%, 10/15/28	218,000	192,385
Illuminate Buyer LLC
9.000%, 7/1/28§	581,000	517,090
LSF11 A5 HoldCo LLC
6.625%, 10/15/29§	233,000	191,643
Minerals Technologies, Inc.
5.000%, 7/1/28§	320,000	292,640
NOVA Chemicals Corp.
4.875%, 6/1/24§	100,000	98,280
Nufarm Australia Ltd.
5.000%, 1/27/30§	210,000	190,236
Olin Corp.
5.625%, 8/1/29	214,000	207,773
Olympus Water US Holding Corp.
4.250%, 10/1/28§	343,000	285,976
WR Grace Holdings LLC
5.625%, 8/15/29§	366,000	305,061

		2,705,346

Containers & Packaging (6.5%)
ARD Finance SA
6.500%, 6/30/27 PIK(x)§	400,000	312,960
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	200,000	165,000
Ardagh Packaging Finance plc
4.125%, 8/15/26§	200,000	182,500
Ball Corp.
6.875%, 3/15/28	204,000	210,636
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30§	269,000	237,339
Crown Americas LLC
5.250%, 4/1/30	163,000	156,223
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	248,000	220,720
LABL, Inc.
6.750%, 7/15/26§	219,000	211,847
10.500%, 7/15/27§	449,000	427,111
5.875%, 11/1/28§	158,000	142,153
Mauser Packaging Solutions Holding Co.
7.250%, 4/15/25§	670,000	654,087
7.875%, 8/15/26§	210,000	211,313
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27(x)§	159,000	155,820
Sealed Air Corp.
6.125%, 2/1/28§	62,000	62,543
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§	400,000	382,916

		3,733,168

Metals & Mining (0.3%)
Kaiser Aluminum Corp.
4.500%, 6/1/31§	204,000	172,504

Total Materials		6,611,018

Real Estate (3.2%)
Equity Real Estate Investment Trusts (REITs) (1.8%)
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	300,000	276,000
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§	204,000	188,351
4.875%, 5/15/29§	338,000	294,145
XHR LP (REIT)
6.375%, 8/15/25§	181,000	178,285
4.875%, 6/1/29§	86,000	76,325

		1,013,106

Real Estate Management & Development (1.4%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	224,000	216,234
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	511,000	503,335
Howard Hughes Corp. (The)
4.375%, 2/1/31§	122,000	101,870

		821,439

Total Real Estate		1,834,545

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Utilities (0.6%)
Water Utilities (0.6%)
Solaris Midstream Holdings LLC
7.625%, 4/1/26§	$354,000	$353,115

Total Utilities		353,115

Total Corporate Bonds		55,279,654

Total Long-Term Debt Securities (96.4%) (Cost $59,867,465)		55,279,654

	Number of Shares
SHORT-TERM INVESTMENTS:
Investment Companies (2.6%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	488,677	488,970

Total Investment Companies		1,488,970

	Principal Amount
Repurchase Agreement (1.5%)
Deutsche Bank Securities, Inc., 4.28%, dated 1/31/23, due 2/1/23, repurchase price $851,786, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/26-11/15/50; total market value $868,719.(xx)	$851,685	851,685

Total Short-Term Investments (4.1%) (Cost $2,340,655)		2,340,655

Total Investments in Securities (100.5%) (Cost $62,208,120)		57,620,309
Other Assets Less Liabilities (-0.5%)		(294,236)

Net Assets (100%)		$57,326,073

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2023, the market value of these securities amounted to $49,872,156 or 87.0% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of January 31, 2023. Maturity date disclosed is the ultimate maturity date.

(x)	All or a portion of security is on loan at January 31, 2023.

(xx)

At January 31, 2023, the Fund had loaned securities with a total value of $1,813,134. This was collateralized by cash of $1,851,685 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

PIK — Payment-in Kind Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$7,226,911	$—	$7,226,911
Consumer Discretionary	—	8,168,568	—	8,168,568
Consumer Staples	—	2,830,855	—	2,830,855
Energy	—	5,768,344	—	5,768,344
Financials	—	3,786,002	—	3,786,002
Health Care	—	4,340,516	—	4,340,516
Industrials	—	7,369,404	—	7,369,404
Information Technology	—	6,990,376	—	6,990,376
Materials	—	6,611,018	—	6,611,018
Real Estate	—	1,834,545	—	1,834,545
Utilities	—	353,115	—	353,115
Short-Term Investments
Investment Companies	1,488,970	—	—	1,488,970
Repurchase Agreement	—	851,685	—	851,685

Total Assets	$1,488,970	$56,131,339	$—	$57,620,309

Total Liabilities	$—	$—	$—	$—

Total	$1,488,970	$56,131,339	$—	$57,620,309

As of January 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$436,547
Aggregate gross unrealized depreciation	(5,323,444)

Net unrealized depreciation	$(4,886,897)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$62,507,206

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.7%)
Anchorage Capital CLO 17 Ltd.,
Series 2021-17A A1
5.962%, 7/15/34(l)§	$250,000	$245,757
Magnetite XXVII Ltd.,
Series 2020-27A AR
5.948%, 10/20/34(l)§	335,000	330,776
Sound Point CLO XXVII Ltd.,
Series 2020-2A AR
5.998%, 10/25/34(l)§	340,000	331,073

Total Asset- Backed Securities		907,606

Collateralized Mortgage Obligations (0.0%)†
CHL Mortgage Pass- Through Trust,
Series 2006-20 1A33
6.000%, 2/25/37	2	1
Series 2006-OA5 2A1
4.906%, 4/25/46(l)	1	1
RALI Trust,
Series 2006-QS4 A10
6.000%, 4/25/36	2	1

Total Collateralized Mortgage Obligations		3

Convertible Bonds (1.1%)
Communication Services (0.1%)
Interactive Media & Services (0.1%)
Ziff Davis, Inc.
1.750%, 11/1/26§	49,000	51,744

Total Communication Services		51,744

Consumer Discretionary (0.2%)
Hotels, Restaurants & Leisure (0.1%)
Carnival Corp.
5.750%, 12/1/27§	53,000	59,042

Internet & Direct Marketing Retail (0.1%)
MercadoLibre, Inc.
2.000%, 8/15/28	22,000	60,060

Total Consumer Discretionary		119,102

Consumer Staples (0.2%)
Personal Products (0.2%)
Beauty Health Co. (The)
1.250%, 10/1/26§	95,000	77,722

Total Consumer Staples		77,722

Industrials (0.5%)
Electrical Equipment (0.5%)
Stem, Inc.
0.500%, 12/1/28§	390,000	262,146

Total Industrials		262,146

Information Technology (0.1%)
IT Services (0.1%)
Block, Inc.
0.125%, 3/1/25	55,000	55,825

Total Information Technology		55,825

Total Convertible Bonds		566,539

Corporate Bonds (41.2%)
Communication Services (2.5%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Holdings LLC
6.000%, 1/15/30§	80,000	65,200

Entertainment (0.0%)†
Allen Media LLC
10.500%, 2/15/28§	25,000	10,187

Interactive Media & Services (0.4%)
Cars.com, Inc.
6.375%, 11/1/28§	55,000	51,081
TripAdvisor, Inc.
7.000%, 7/15/25§	150,000	150,600

		201,681

Media (1.0%)
CMG Media Corp.
8.875%, 12/15/27§	30,000	23,400
Directv Financing LLC
5.875%, 8/15/27§	125,000	112,863
DISH DBS Corp.
5.875%, 11/15/24	375,000	352,500
Urban One, Inc.
7.375%, 2/1/28§	55,000	49,533

		538,296

Wireless Telecommunication Services (1.0%)
Kenbourne Invest SA
6.875%, 11/26/24§	200,000	185,750
Millicom International Cellular SA
4.500%, 4/27/31(m)	245,000	207,393
Sprint LLC
7.625%, 2/15/25	95,000	98,341
United States Cellular Corp.
6.700%, 12/15/33	55,000	51,081

		542,565

Total Communication Services		1,357,929

Consumer Discretionary (5.0%)
Auto Components (0.4%)
Clarios Global LP
8.500%, 5/15/27§	55,000	54,665
Icahn Enterprises LP
4.750%, 9/15/24	155,000	150,931

		205,596

Automobiles (0.8%)
PM General Purchaser LLC
9.500%, 10/1/28§	55,000	42,075
Stellantis Finance US, Inc.
5.625%, 1/12/28§	250,000	256,185
Thor Industries, Inc.
4.000%, 10/15/29(x)§	60,000	49,666
Winnebago Industries, Inc.
6.250%, 7/15/28§	95,000	90,131

		438,057

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Diversified Consumer Services (0.2%)
Grand Canyon University
4.125%, 10/1/24	$105,000	$99,619

Hotels, Restaurants & Leisure (1.2%)
Affinity Gaming
6.875%, 12/15/27§	60,000	53,715
Expedia Group, Inc.
4.625%, 8/1/27	170,000	166,905
2.950%, 3/15/31	265,000	222,531
Full House Resorts, Inc.
8.250%, 2/15/28§	30,000	27,713
GPS Hospitality Holding Co. LLC
7.000%, 8/15/28§	30,000	18,300
NCL Corp. Ltd.
3.625%, 12/15/24(x)§	15,000	14,081
Royal Caribbean Cruises Ltd.
11.625%, 8/15/27§	110,000	116,462

		619,707

Household Durables (0.5%)
Beazer Homes USA, Inc.
7.250%, 10/15/29	60,000	55,425
M/I Homes, Inc.
4.950%, 2/1/28	105,000	96,533
Meritage Homes Corp.
5.125%, 6/6/27	40,000	38,500
Tempur Sealy International, Inc.
3.875%, 10/15/31§	105,000	86,249

		276,707

Internet & Direct Marketing Retail (0.1%)
GrubHub Holdings, Inc.
5.500%, 7/1/27§	55,000	44,000

Multiline Retail (0.2%)
Nordstrom, Inc.
6.950%, 3/15/28	105,000	101,955

Specialty Retail (1.6%)
Academy Ltd.
6.000%, 11/15/27§	95,000	91,437
Arko Corp.
5.125%, 11/15/29§	20,000	15,930
Asbury Automotive Group, Inc.
4.625%, 11/15/29§	70,000	61,863
Bath & Body Works, Inc.
6.875%, 11/1/35	80,000	73,400
Foot Locker, Inc.
4.000%, 10/1/29§	105,000	88,377
Gap, Inc. (The)
3.625%, 10/1/29§	90,000	69,075
Group 1 Automotive, Inc.
4.000%, 8/15/28§	105,000	92,094
Guitar Center, Inc.
8.500%, 1/15/26§	50,000	43,563
LSF9 Atlantis Holdings LLC
7.750%, 2/15/26§	15,000	13,650
Murphy Oil USA, Inc.
3.750%, 2/15/31§	110,000	91,300
Park River Holdings, Inc.
5.625%, 2/1/29§	30,000	20,925
Rent-A-Center, Inc.
6.375%, 2/15/29§	60,000	50,850
Sonic Automotive, Inc.
4.625%, 11/15/29§	35,000	28,872
4.875%, 11/15/31§	60,000	47,632
Specialty Building Products Holdings LLC
6.375%, 9/30/26§	60,000	53,850
White Cap Buyer LLC
6.875%, 10/15/28§	35,000	32,067

		874,885

Total Consumer Discretionary		2,660,526

Consumer Staples (0.9%)
Beverages (0.0%)†
Triton Water Holdings, Inc.
6.250%, 4/1/29§	35,000	27,694

Food Products (0.5%)
JBS USA LUX SA
5.125%, 2/1/28(x)§	260,000	254,616
TreeHouse Foods, Inc.
4.000%, 9/1/28	30,000	25,115

		279,731

Household Products (0.2%)
Central Garden & Pet Co.
4.125%, 10/15/30	110,000	93,533

Personal Products (0.2%)
Edgewell Personal Care Co.
5.500%, 6/1/28§	105,000	99,251

Total Consumer Staples		500,209

Energy (5.8%)
Energy Equipment & Services (0.7%)
CSI Compressco LP
7.500%, 4/1/25§	50,000	47,125
Enerflex Ltd.
9.000%, 10/15/27§	110,000	112,037
Oceaneering International, Inc.
6.000%, 2/1/28	55,000	52,937
Patterson-UTI Energy, Inc.
5.150%, 11/15/29	105,000	97,730
USA Compression Partners LP
6.875%, 9/1/27	55,000	53,350

		363,179

Oil, Gas & Consumable Fuels (5.1%)
Aethon United BR LP
8.250%, 2/15/26§	45,000	44,663
Alliance Resource Operating Partners LP
7.500%, 5/1/25§	190,000	187,388
Calumet Specialty Products Partners LP
8.125%, 1/15/27§	30,000	29,062
Crescent Energy Finance LLC
7.250%, 5/1/26§	50,000	48,000
CVR Energy, Inc.
5.250%, 2/15/25§	160,000	154,400
5.750%, 2/15/28§	55,000	50,325
Delek Logistics Partners LP
7.125%, 6/1/28§	85,000	78,221
Diamondback Energy, Inc.
6.250%, 3/15/33	245,000	259,951
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	50,000	46,812

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
EnLink Midstream LLC
5.625%, 1/15/28§	$105,000	$102,637
EnLink Midstream Partners LP
5.050%, 4/1/45	75,000	59,063
EQM Midstream Partners LP
7.500%, 6/1/30§	115,000	114,944
FTAI Infra Escrow Holdings LLC
10.500%, 6/1/27§	45,000	45,138
Global Partners LP
6.875%, 1/15/29	60,000	56,622
Hess Midstream Operations LP
4.250%, 2/15/30§	300,000	262,031
5.500%, 10/15/30§	115,000	106,950
Howard Midstream Energy Partners LLC
6.750%, 1/15/27§	50,000	48,750
ITT Holdings LLC
6.500%, 8/1/29§	60,000	52,200
Moss Creek Resources Holdings, Inc.
10.500%, 5/15/27§	50,000	48,448
New Fortress Energy, Inc.
6.500%, 9/30/26§	115,000	105,802
Northern Oil and Gas, Inc.
8.125%, 3/1/28§	10,000	9,965
NuStar Logistics LP
6.375%, 10/1/30	90,000	86,625
PBF Holding Co. LLC
7.250%, 6/15/25	70,000	69,568
6.000%, 2/15/28	35,000	32,999
Permian Resources Operating LLC
7.750%, 2/15/26§	50,000	50,000
ROCC Holdings LLC
9.250%, 8/15/26§	45,000	45,619
Rockies Express Pipeline LLC
3.600%, 5/15/25§	15,000	14,250
4.800%, 5/15/30§	105,000	94,500
Southwestern Energy Co.
5.700%, 1/23/25(e)	150,000	148,312
Strathcona Resources Ltd.
6.875%, 8/1/26§	55,000	47,397
Sunnova Energy Corp.
5.875%, 9/1/26§	50,000	44,500
Tallgrass Energy Partners LP
6.000%, 3/1/27(x)§	115,000	109,250
Talos Production, Inc.
12.000%, 1/15/26	40,000	42,250
Targa Resources Corp.
6.125%, 3/15/33	70,000	72,633

		2,769,275

Total Energy		3,132,454

Financials (14.5%)
Banks (7.9%)
Banco Bilbao Vizcaya Argentaria SA
(USD Swap Semi 5 Year + 3.87%), 6.125%, 11/16/27(k)(y)	400,000	370,000
Banco Santander SA
(USD ICE Swap Rate 5 Year + 4.99%), 7.500%, 2/8/24(k)(m)(y)	200,000	198,000
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28(k)	200,000	190,123
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26(k)§	200,000	201,652
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.625%, 1/12/27(k)(y)§	320,000	275,200
Credit Agricole SA
(USD Swap Semi 5 Year + 4.32%), 6.875%, 9/23/24(k)(y)§	200,000	197,500
DNB Bank ASA
(United States SOFR Compounded Index + 1.95%), 5.896%, 10/9/26(k)§	250,000	252,397
HSBC Holdings plc
4.250%, 3/14/24	250,000	247,865
(USD ICE Swap Rate 5 Year + 3.75%), 6.000%, 5/22/27(k)(y)	280,000	267,400
(USD ICE Swap Rate 5 Year + 3.61%), 6.500%, 3/23/28(k)(y)	230,000	221,087
JPMorgan Chase & Co.
(SOFR + 2.58%), 5.717%, 9/14/33(k)	185,000	189,779
Lloyds Banking Group plc
4.450%, 5/8/25	200,000	197,089
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.75%), 7.953%, 11/15/33(k)	200,000	228,648
Santander Holdings USA, Inc.
3.450%, 6/2/25	170,000	162,689
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.375%, 11/22/27(k)(y)§	250,000	267,188
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 1.822%, 11/23/25(k)§	270,000	250,603
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.170%, 1/9/27(k)§	260,000	265,500

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
UniCredit SpA
(USD ICE Swap Rate 5 Year + 4.91%), 7.296%, 4/2/34(k)§	$240,000	$233,184

		4,215,904

Capital Markets (3.6%)
BGC Partners, Inc.
4.375%, 12/15/25	345,000	327,487
Blackstone Holdings Finance Co. LLC
5.900%, 11/3/27§	195,000	202,022
Credit Suisse AG
4.750%, 8/9/24	500,000	484,539
7.950%, 1/9/25	250,000	255,494
Deutsche Bank AG
(SOFR + 1.87%), 2.129%, 11/24/26(k)	230,000	207,140
OWL Rock Core Income Corp.
5.500%, 3/21/25	230,000	224,459
State Street Corp.
(SOFR + 1.57%), 4.821%, 1/26/34(k)	145,000	144,749
StoneX Group, Inc.
8.625%, 6/15/25§	95,000	96,045

		1,941,935

Consumer Finance (1.2%)
General Motors Financial Co., Inc.
2.900%, 2/26/25	345,000	328,952
6.050%, 10/10/25	250,000	254,598
Navient Corp.
5.625%, 8/1/33	70,000	54,075

		637,625

Diversified Financial Services (0.0%)†
Armor Holdco, Inc.
8.500%, 11/15/29§	30,000	25,575
Insurance (0.7%)
Genworth Holdings, Inc.
6.500%, 6/15/34	60,000	53,700
Liberty Mutual Group, Inc.
4.300%, 2/1/61§	330,000	214,912
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52(k)	85,000	84,362
USI, Inc.
6.875%, 5/1/25§	25,000	24,883

		377,857

Mortgage Real Estate Investment Trusts (REITs) (0.7%)
Blackstone Mortgage Trust, Inc. (REIT)
3.750%, 1/15/27§	30,000	26,378
Starwood Property Trust, Inc. (REIT)
3.625%, 7/15/26§	370,000	331,150

		357,528

Thrifts & Mortgage Finance (0.4%)
Enact Holdings, Inc.
6.500%, 8/15/25§	100,000	98,000
NMI Holdings, Inc.
7.375%, 6/1/25§	95,000	96,240
PHH Mortgage Corp.
7.875%, 3/15/26§	55,000	50,050

		244,290

Total Financials		7,800,714

Health Care (0.6%)
Health Care Equipment & Supplies (0.1%)
Embecta Corp.
5.000%, 2/15/30§	65,000	53,300

Health Care Providers & Services (0.5%)
AdaptHealth LLC
6.125%, 8/1/28§	70,000	66,500
Akumin Escrow, Inc.
7.500%, 8/1/28§	15,000	10,163
Akumin, Inc.
7.000%, 11/1/25§	40,000	31,000
Global Medical Response, Inc.
6.500%, 10/1/25§	60,000	42,225
LifePoint Health, Inc.
5.375%, 1/15/29§	55,000	36,300
Prime Healthcare Services, Inc.
7.250%, 11/1/25§	55,000	48,606
US Acute Care Solutions LLC
6.375%, 3/1/26§	50,000	45,326

		280,120

Total Health Care		333,420

Industrials (3.9%)
Aerospace & Defense (1.1%)
Boeing Co. (The)
5.705%, 5/1/40	230,000	234,236
Embraer Netherlands Finance BV
5.050%, 6/15/25	225,000	221,526
Howmet Aerospace, Inc.
6.750%, 1/15/28	110,000	115,255

		571,017

Air Freight & Logistics (0.1%)
Western Global Airlines LLC
10.375%, 8/15/25§	50,000	35,000

Airlines (0.7%)
American Airlines Group, Inc.
3.750%, 3/1/25§	180,000	167,948
Mileage Plus Holdings LLC
6.500%, 6/20/27§	238,500	240,959

		408,907

Building Products (0.5%)
Camelot Return Merger Sub, Inc.
8.750%, 8/1/28§	30,000	28,208
Eco Material Technologies, Inc.
7.875%, 1/31/27§	50,000	48,000
MIWD Holdco II LLC
5.500%, 2/1/30§	60,000	49,950
Oscar AcquisitionCo LLC
9.500%, 4/15/30§	30,000	26,850
Standard Industries, Inc.
3.375%, 1/15/31§	120,000	95,160

		248,168

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Services & Supplies (0.1%)
Arrow Bidco LLC
9.500%, 3/15/24§	$45,000	$45,041

Construction & Engineering (0.9%)
Artera Services LLC
9.033%, 12/4/25§	55,000	47,025
Brundage-Bone Concrete Pumping Holdings, Inc.
6.000%, 2/1/26§	50,000	47,555
Fluor Corp.
4.250%, 9/15/28(x)	100,000	93,011
Global Infrastructure Solutions, Inc.
5.625%, 6/1/29§	50,000	41,000
IHS Netherlands Holdco BV
8.000%, 9/18/27§	235,000	211,103
Pike Corp.
5.500%, 9/1/28§	30,000	26,400

		466,094

Machinery (0.1%)
Granite US Holdings Corp.
11.000%, 10/1/27§	25,000	26,344
Wabash National Corp.
4.500%, 10/15/28§	65,000	57,200

		83,544

Marine (0.1%)
Seaspan Corp.
5.500%, 8/1/29§	60,000	45,093

Road & Rail (0.1%)
Carriage Purchaser, Inc.
7.875%, 10/15/29(x)§	30,000	21,599
Hertz Corp. (The)
5.000%, 12/1/29§	35,000	28,612
Watco Cos. LLC
6.500%, 6/15/27§	25,000	23,500

		73,711

Trading Companies & Distributors (0.2%)
Alta Equipment Group, Inc.
5.625%, 4/15/26§	50,000	45,750
BlueLinx Holdings, Inc.
6.000%, 11/15/29§	55,000	48,538

		94,288

Total Industrials		2,070,863

Information Technology (3.2%)
Communications Equipment (0.5%)
CommScope Technologies LLC
6.000%, 6/15/25§	160,000	151,525
5.000%, 3/15/27§	15,000	11,416
CommScope, Inc.
7.125%, 7/1/28§	65,000	50,944
Viasat, Inc.
6.500%, 7/15/28§	65,000	52,000

		265,885

IT Services (0.4%)
Global Payments, Inc.
5.400%, 8/15/32	225,000	224,250

Semiconductors & Semiconductor Equipment (0.8%)
Broadcom, Inc.
4.150%, 4/15/32§	240,000	218,532
Micron Technology, Inc.
6.750%, 11/1/29	190,000	201,741

		420,273

Software (0.1%)
GoTo Group, Inc.
5.500%, 9/1/27§	50,000	25,625
Veritas US, Inc.
7.500%, 9/1/25§	60,000	39,450

		65,075

Technology Hardware, Storage & Peripherals (1.4%)
Dell International LLC
5.750%, 2/1/33	155,000	154,629
8.100%, 7/15/36	280,000	326,432
3.450%, 12/15/51§	50,000	33,018
Xerox Corp.
6.750%, 12/15/39	50,000	39,251
Xerox Holdings Corp.
5.000%, 8/15/25§	160,000	148,645
5.500%, 8/15/28§	75,000	63,609

		765,584

Total Information Technology		1,741,067

Materials (2.7%)
Chemicals (0.8%)
Braskem Netherlands Finance BV
4.500%, 1/31/30§	255,000	223,686
Chemours Co. (The)
4.625%, 11/15/29§	65,000	54,309
Illuminate Buyer LLC
9.000%, 7/1/28§	30,000	26,700
Koppers, Inc.
6.000%, 2/15/25§	60,000	59,400
LSF11 A5 HoldCo LLC
6.625%, 10/15/29§	30,000	24,675
Rain CII Carbon LLC
7.250%, 4/1/25§	60,000	56,400

		445,170

Construction Materials (0.4%)
Cemex SAB de CV
3.875%, 7/11/31(x)§	260,000	217,750

Containers & Packaging (0.1%)
OI European Group BV
4.750%, 2/15/30(x)§	55,000	49,308

Metals & Mining (1.1%)
Baffinland Iron Mines Corp.
8.750%, 7/15/26§	50,000	48,750
Carpenter Technology Corp.
7.625%, 3/15/30	95,000	97,508
Commercial Metals Co.
3.875%, 2/15/31	110,000	94,600
FMG Resources August 2006 Pty. Ltd.
6.125%, 4/15/32§	100,000	97,500
Infrabuild Australia Pty. Ltd.
12.000%, 10/1/24§	25,000	23,719
Mineral Resources Ltd.
8.500%, 5/1/30§	100,000	103,375
SunCoke Energy, Inc.
4.875%, 6/30/29§	55,000	48,331
Taseko Mines Ltd.
7.000%, 2/15/26§	55,000	51,975
TMS International Corp.
6.250%, 4/15/29§	30,000	22,426

		588,184

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Paper & Forest Products (0.3%)
Domtar Corp.
6.750%, 10/1/28§		$85,000	$78,336
Sylvamo Corp.
7.000%, 9/1/29§		50,000	47,717

			126,053

Total Materials			1,426,465

Real Estate (0.5%)
Equity Real Estate Investment Trusts (REITs) (0.3%)
CTR Partnership LP (REIT)
3.875%, 6/30/28§		100,000	89,541
Service Properties Trust (REIT)
4.500%, 3/15/25		85,000	76,713

			166,254

Real Estate Management & Development (0.2%)
Forestar Group, Inc.
5.000%, 3/1/28§		110,000	95,975

Total Real Estate			262,229

Utilities (1.6%)
Electric Utilities (1.0%)
DPL, Inc.
4.125%, 7/1/25		100,000	95,125
4.350%, 4/15/29		15,000	13,669
NextEra Energy Operating Partners LP
4.500%, 9/15/27§		115,000	108,244
NRG Energy, Inc.
3.375%, 2/15/29§		105,000	86,689
3.875%, 2/15/32§		35,000	27,186
PG&E Corp.
5.250%, 7/1/30		115,000	105,225
Vistra Operations Co. LLC
4.375%, 5/1/29§		135,000	118,462

			554,600

Gas Utilities (0.3%)
AmeriGas Partners LP
5.625%, 5/20/24		150,000	147,548

Independent Power and Renewable Electricity Producers (0.3%)
Calpine Corp.
3.750%, 3/1/31§		95,000	79,003
TransAlta Corp.
6.500%, 3/15/40		60,000	57,518

			136,521

Total Utilities			838,669

Total Corporate Bonds			22,124,545

Foreign Government Securities (4.8%)
Federal Republic of Nigeria
8.375%, 3/24/29(m)		525,000	437,062
Mex Bonos Desarr Fix Rt
7.500%, 6/3/27	MXN	10,550,000	532,598
Republic of Angola
8.000%, 11/26/29(m)		$400,000	371,000
Republic of Costa Rica
7.000%, 4/4/44(m)		200,000	193,475
7.158%, 3/12/45(m)		240,000	234,870
Republic of Indonesia
6.375%, 4/15/32	IDR	4,283,000,000	279,381
Republic of South Africa
8.000%, 1/31/30	ZAR	5,060,000	266,301
5.875%, 4/20/32		$285,000	263,981

Total Foreign Government Securities			2,578,668

Total Long-Term Debt Securities (48.8%) (Cost $25,893,298)			26,177,361

	Number of Shares
CONVERTIBLE PREFERRED STOCK:
Financials (0.5%)
Banks (0.5%)
Wells Fargo & Co.,
Series L
7.500%		209	262,920

Total Convertible Preferred Stock (0.5%) (Cost $266,266)			262,920

COMMON STOCKS:
Communication Services (3.2%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.		10,177	207,306
Spark New Zealand Ltd.		14,844	50,055
Telstra Group Ltd.		96,963	279,911
Verizon Communications, Inc.		6,570	273,115

			810,387

Entertainment (0.4%)
Netflix, Inc.*		165	58,387
Nintendo Co. Ltd.		2,300	99,470
Walt Disney Co. (The)*		680	73,773

			231,630

Interactive Media & Services (0.9%)
Alphabet, Inc., Class A*		1,855	183,348
Alphabet, Inc., Class C*		1,572	156,996
Meta Platforms, Inc., Class A*		716	106,663

			447,007

Media (0.2%)
Comcast Corp., Class A		1,663	65,439
Omnicom Group, Inc.		669	57,527

			122,966

Wireless Telecommunication Services (0.2%)
KDDI Corp.		3,000	93,733

Total Communication Services			1,705,723

Consumer Discretionary (3.9%)
Automobiles (0.9%)
Honda Motor Co. Ltd.		3,700	91,774
Tesla, Inc.*		881	152,607
Toyota Motor Corp.		14,700	213,277

			457,658

Distributors (0.1%)
Genuine Parts Co.		433	72,666

Hotels, Restaurants & Leisure (1.3%)
Booking Holdings, Inc.*		19	46,248
Darden Restaurants, Inc.		339	50,162
Hilton Worldwide Holdings, Inc.		456	66,161
McDonald’s Corp.		1,046	279,700
Starbucks Corp.		1,834	200,163
Yum! Brands, Inc.		314	40,980

			683,414

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Household Durables (0.1%)
DR Horton, Inc.	521	$51,417

Internet & Direct Marketing Retail (0.5%)
Amazon.com, Inc.*	2,744	282,989

Multiline Retail (0.1%)
Dollar General Corp.	193	45,085

Specialty Retail (0.7%)
Home Depot, Inc. (The)	289	93,685
JB Hi-Fi Ltd.	4,166	143,152
Lowe’s Cos., Inc.	265	55,186
O’Reilly Automotive, Inc.*	46	36,448
TJX Cos., Inc. (The)	600	49,116

		377,587

Textiles, Apparel & Luxury Goods (0.2%)
NIKE, Inc., Class B	516	65,703
VF Corp.	996	30,816

		96,519

Total Consumer Discretionary		2,067,335

Consumer Staples (5.1%)
Beverages (1.4%)
Brown-Forman Corp., Class B	587	39,083
Coca-Cola Co. (The)	5,438	333,458
Constellation Brands, Inc., Class A	177	40,979
PepsiCo, Inc.	1,921	328,529

		742,049

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	158	80,760
Koninklijke Ahold Delhaize NV	2,157	64,281
Tesco plc	16,182	49,156
Walmart, Inc.	492	70,784

		264,981

Food Products (1.4%)
Archer-Daniels-Midland Co.	468	38,774
Danone SA	1,279	69,994
General Mills, Inc.	927	72,640
Mondelez International, Inc., Class A	1,715	112,229
Nestle SA (Registered)	3,107	379,152
Orkla ASA	5,015	37,456
Tyson Foods, Inc., Class A	672	44,184

		754,429

Household Products (1.3%)
Colgate-Palmolive Co.	1,065	79,374
Henkel AG & Co. KGaA (Preference)(q)	674	47,922
Kimberly-Clark Corp.	498	64,745
Procter & Gamble Co. (The)	3,150	448,497
Reckitt Benckiser Group plc	927	66,013

		706,551

Personal Products (0.4%)
Estee Lauder Cos., Inc. (The), Class A	173	47,935
Unilever plc	3,000	153,266

		201,201

Tobacco (0.1%)
Philip Morris International, Inc.	560	58,374

Total Consumer Staples		2,727,585

Energy (1.4%)
Energy Equipment & Services (0.1%)
Schlumberger Ltd.	799	45,527

Oil, Gas & Consumable Fuels (1.3%)
Chevron Corp.	492	85,618
ConocoPhillips	543	66,176
EOG Resources, Inc.	344	45,494
Exxon Mobil Corp.	1,225	142,112
Hess Corp.	289	43,396
Kinder Morgan, Inc.	3,114	56,986
Marathon Petroleum Corp.	1,316	169,132
Valero Energy Corp.	317	44,390
Woodside Energy Group Ltd.	2,147	55,733

		709,037

Total Energy		754,564

Financials (7.9%)
Banks (4.1%)
Banco Santander SA	135,320	472,171
Bank of America Corp.	9,736	345,433
Barclays plc	88,276	202,450
Citigroup, Inc.	842	43,969
Citizens Financial Group, Inc.	1,050	45,486
DBS Group Holdings Ltd.	3,600	98,551
Fifth Third Bancorp	1,301	47,213
JPMorgan Chase & Co.	791	110,708
KeyCorp	2,907	55,785
M&T Bank Corp.	259	40,404
PNC Financial Services Group, Inc. (The)	506	83,708
Societe Generale SA	9,776	290,599
Truist Financial Corp.	2,499	123,426
United Overseas Bank Ltd.	3,400	77,440
US Bancorp	2,457	122,359
Wells Fargo & Co.	1,121	52,541

		2,212,243

Capital Markets (1.6%)
Bank of New York Mellon Corp. (The)	1,168	59,066
BlackRock, Inc.	236	179,173
Blackstone, Inc., Class A	788	75,616
Charles Schwab Corp. (The)	521	40,336
CME Group, Inc.	404	71,371
Goldman Sachs Group, Inc. (The)	142	51,945
Japan Exchange Group, Inc.	2,800	42,900
Moody’s Corp.	161	51,963
Morgan Stanley	512	49,833
MSCI, Inc.	82	43,588
Partners Group Holding AG	52	48,871
S&P Global, Inc.	134	50,242
State Street Corp.	581	53,063
T. Rowe Price Group, Inc.	457	53,227

		871,194

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (0.3%)
Berkshire Hathaway, Inc., Class B*	460	$143,299

Insurance (1.9%)
Aflac, Inc.	831	61,079
Allianz SE (Registered)	612	146,001
Allstate Corp. (The)	377	48,433
American International Group, Inc.	762	48,174
Arch Capital Group Ltd.*	818	52,638
Arthur J Gallagher & Co.	245	47,951
Assicurazioni Generali SpA	3,690	71,925
AXA SA	3,116	97,136
Everest Re Group Ltd.	121	42,313
Hartford Financial Services Group, Inc. (The)	620	48,118
Marsh & McLennan Cos., Inc.	229	40,054
MetLife, Inc.	908	66,302
Tokio Marine Holdings, Inc.	3,600	75,353
Travelers Cos., Inc. (The)	332	63,452
Zurich Insurance Group AG	227	112,269

		1,021,198

Total Financials		4,247,934

Health Care (7.8%)
Biotechnology (1.2%)
AbbVie, Inc.	2,504	369,966
Amgen, Inc.	836	211,006
Gilead Sciences, Inc.	636	53,386

		634,358

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	508	56,159
Becton Dickinson and Co.	154	38,842
Boston Scientific Corp.*	906	41,903
Edwards Lifesciences Corp.*	516	39,577
Intuitive Surgical, Inc.*	157	38,573
Medtronic plc	2,056	172,067
Neogen Corp.*	900	19,269
Stryker Corp.	174	44,163

		450,553

Health Care Providers & Services (0.9%)
Centene Corp.*	472	35,985
Cigna Corp.	194	61,434
CVS Health Corp.	2,072	182,792
Elevance Health, Inc.	114	56,999
UnitedHealth Group, Inc.	229	114,314

		451,524

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	284	43,191
Danaher Corp.	229	60,543
Thermo Fisher Scientific, Inc.	134	76,424

		180,158

Pharmaceuticals (4.6%)
Astellas Pharma, Inc.	3,700	54,611
Bristol-Myers Squibb Co.	3,356	243,813
Eli Lilly and Co.	253	87,070
GSK plc	5,808	101,425
Johnson & Johnson	3,461	565,597
Merck & Co., Inc.	3,532	379,372
Novartis AG (Registered)	2,659	240,482
Pfizer, Inc.	7,968	351,867
Roche Holding AG	833	260,340
Sanofi	1,532	150,545
Zoetis, Inc.	297	49,150

		2,484,272

Total Health Care		4,200,865

Industrials (4.9%)
Aerospace & Defense (1.4%)
Airbus SE	1,234	154,622
BAE Systems plc	29,951	316,538
Boeing Co. (The)*	221	47,073
General Dynamics Corp.	465	108,373
Northrop Grumman Corp.	107	47,940
Raytheon Technologies Corp.	521	52,022

		726,568

Air Freight & Logistics (0.4%)
United Parcel Service, Inc., Class B	1,192	220,794

Building Products (0.3%)
AGC, Inc.	1,000	36,825
Johnson Controls International plc	988	68,735
Trane Technologies plc	242	43,347

		148,907

Commercial Services & Supplies (0.1%)
Cintas Corp.	102	45,261

Electrical Equipment (0.5%)
ABB Ltd. (Registered)	2,680	93,323
Accelleron Industries AG*	132	3,116
Eaton Corp. plc	729	118,251
Emerson Electric Co.	727	65,590

		280,280

Industrial Conglomerates (0.6%)
3M Co.	877	100,925
General Electric Co.	652	52,473
Honeywell International, Inc.	193	40,237
Siemens AG (Registered)	977	151,792

		345,427

Machinery (0.9%)
Atlas Copco AB, Class A	7,103	84,010
Caterpillar, Inc.	188	47,431
Cummins, Inc.	395	98,568
Deere & Co.	102	43,130
Dover Corp.	392	59,517
PACCAR, Inc.	525	57,388
Parker-Hannifin Corp.	146	47,596
Volvo AB, Class A	2,698	56,046

		493,686

Marine (0.1%)
AP Moller - Maersk A/S, Class B	23	50,023

Professional Services (0.1%)
RELX plc	2,703	80,337

Road & Rail (0.2%)
Norfolk Southern Corp.	185	45,475
Union Pacific Corp.	242	49,414

		94,889

Trading Companies & Distributors (0.3%)
Mitsui & Co. Ltd.	3,200	94,556
Toyota Tsusho Corp.	1,100	46,541

		141,097

Total Industrials		2,627,269

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (7.1%)
Communications Equipment (0.5%)
Cisco Systems, Inc.	5,769	$280,777

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	615	49,059
Corning, Inc.	1,302	45,062
Keysight Technologies, Inc.*	281	50,397
TE Connectivity Ltd.	356	45,266

		189,784

IT Services (1.1%)
Accenture plc, Class A	214	59,716
Automatic Data Processing, Inc.	185	41,775
Fiserv, Inc.*	385	41,072
International Business Machines Corp.	1,260	169,760
Mastercard, Inc., Class A	245	90,797
Paychex, Inc.	445	51,558
PayPal Holdings, Inc.*	508	41,397
Visa, Inc., Class A	472	108,659

		604,734

Semiconductors & Semiconductor Equipment (2.1%)
Advanced Micro Devices, Inc.*	647	48,622
Analog Devices, Inc.	237	40,638
Applied Materials, Inc.	521	58,086
Broadcom, Inc.	576	336,966
Intel Corp.	6,071	171,567
KLA Corp.	107	41,995
NVIDIA Corp.	787	153,756
QUALCOMM, Inc.	392	52,218
Texas Instruments, Inc.	1,364	241,715

		1,145,563

Software (1.7%)
Adobe, Inc.*	165	61,106
Intuit, Inc.	129	54,524
Microsoft Corp.	2,345	581,115
Oracle Corp.	500	44,230
Roper Technologies, Inc.	85	36,274
Salesforce, Inc.*	389	65,340
ServiceNow, Inc.*	102	46,423

		889,012

Technology Hardware, Storage & Peripherals (1.3%)
Apple, Inc.	4,360	629,104
Hewlett Packard Enterprise Co.	2,857	46,084
HP, Inc.	1,414	41,204

		716,392

Total Information Technology		3,826,262

Materials (2.5%)
Chemicals (0.9%)
Air Products and Chemicals, Inc.	278	89,102
BASF SE	1,727	98,420
Dow, Inc.	961	57,035
International Flavors & Fragrances, Inc.	379	42,622
Linde plc	158	52,289
LyondellBasell Industries NV, Class A	472	45,638
Mitsui Chemicals, Inc.	2,800	65,899
Sherwin-Williams Co. (The)	189	44,715

		495,720

Containers & Packaging (0.2%)
Amcor plc	4,090	49,326
International Paper Co.	1,087	45,458

		94,784

Metals & Mining (1.4%)
Anglo American plc	1,523	65,648
BHP Group Ltd.	6,231	218,425
Fortescue Metals Group Ltd.	2,998	47,557
Freeport-McMoRan, Inc.	994	44,352
Rio Tinto Ltd.	915	82,419
Rio Tinto plc	1,209	94,515
South32 Ltd.	60,400	195,173

		748,089

Total Materials		1,338,593

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp. (REIT)	173	38,646
AvalonBay Communities, Inc. (REIT)	292	51,813
Camden Property Trust (REIT)	456	56,184
Equity Residential (REIT)	703	44,746
Healthpeak Properties, Inc. (REIT)	1,965	53,998
Prologis, Inc. (REIT)	368	47,575

		292,962

Real Estate Management & Development (0.1%)
Hang Lung Properties Ltd.	29,000	54,587

Total Real Estate		347,549

Utilities (2.0%)
Electric Utilities (1.1%)
Alliant Energy Corp.	930	50,248
American Electric Power Co., Inc.	733	68,873
Duke Energy Corp.	866	88,722
Evergy, Inc.	667	41,787
Eversource Energy	528	43,470
Exelon Corp.	835	35,229
Fortis, Inc.	1,844	75,767
Iberdrola SA	7,965	93,142
NextEra Energy, Inc.	448	33,434
Xcel Energy, Inc.	838	57,629

		588,301

Independent Power and Renewable Electricity Producers (0.1%)
RWE AG	1,109	49,222

Multi-Utilities (0.8%)
CMS Energy Corp.	762	48,151
Consolidated Edison, Inc.	616	58,711
DTE Energy Co.	755	87,859
National Grid plc	5,559	70,710
NiSource, Inc.	1,833	50,866
Public Service Enterprise Group, Inc.	780	48,305
Sempra Energy	410	65,735

		430,337

Total Utilities		1,067,860

Total Common Stocks (46.4%) (Cost $24,099,716)		24,911,539

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	100,000	$100,000

	Principal Amount
Repurchase Agreement (0.7%)
Deutsche Bank Securities, Inc., 4.28%, dated 1/31/23,due 2/1/23, repurchase price $377,535, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/26-11/15/50; total market value $385,040.(xx)	$377,490	377,490

Total Short-Term Investments (0.9%) (Cost $477,490)		477,490

Total Investments in Securities (96.6%) (Cost $50,736,770)		51,829,310
Other Assets Less Liabilities (3.4%)		1,803,375

Net Assets (100%)		$53,632,685

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2023, the market value of these securities amounted to $13,626,531 or 25.4% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of January 31, 2023. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2023.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At January 31, 2023, the market value or fair value, as applicable, of these securities amounted to $1,641,800 or 3.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at January 31, 2023.

(xx)

At January 31, 2023, the Fund had loaned securities with a total value of $461,373. This was collateralized by cash of $477,490 which was subsequently invested in an investment company and joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2023.

Glossary:

CLO — Collateralized Loan Obligation

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

MXN — Mexican Peso

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

ZAR — South African Rand

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Angola	0.7%
Australia	2.5
Brazil	0.9
Canada	0.7
Cayman Islands	1.7
Chile	0.3
Costa Rica	0.8
Denmark	0.1
France	2.8
Germany	1.3
Guatemala	0.4
Hong Kong	0.2
Indonesia	0.5
Ireland	0.4
Italy	0.6
Japan	1.7
Mexico	1.4
Netherlands	0.1
New Zealand	0.1
Nigeria	1.2
Norway	0.5
Singapore	0.3
South Africa	1.1
Spain	2.5
Sweden	0.3
Switzerland	2.3
United Kingdom	5.0
United States	66.2
Cash and Other	3.4

100.0%

Written Call Options Contracts as of January 31, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange Traded	18	USD	(1,800)	USD 3,920.00	2/17/2023	(316,260)
S&P 500 Index	Exchange Traded	6	USD	(600)	USD 3,975.00	2/17/2023	(70,662)

Total Written Options Contracts (Premiums Received ($203,292))							(386,922)

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$907,606	$—	$907,606
Collateralized Mortgage Obligations	—	3	—	3
Common Stocks
Communication Services	1,182,554	523,169	—	1,705,723
Consumer Discretionary	1,619,132	448,203	—	2,067,335
Consumer Staples	1,860,345	867,240	—	2,727,585
Energy	698,831	55,733	—	754,564
Financials	2,512,268	1,735,666	—	4,247,934
Health Care	3,393,462	807,403	—	4,200,865
Industrials	1,459,540	1,167,729	—	2,627,269
Information Technology	3,826,262	—	—	3,826,262
Materials	470,537	868,056	—	1,338,593
Real Estate	292,962	54,587	—	347,549
Utilities	854,786	213,074	—	1,067,860
Convertible Bonds
Communication Services	—	51,744	—	51,744
Consumer Discretionary	—	119,102	—	119,102
Consumer Staples	—	77,722	—	77,722
Industrials	—	262,146	—	262,146
Information Technology	—	55,825	—	55,825
Convertible Preferred Stock
Financials	262,920	—	—	262,920
Corporate Bonds
Communication Services	—	1,357,929	—	1,357,929
Consumer Discretionary	—	2,660,526	—	2,660,526
Consumer Staples	—	500,209	—	500,209
Energy	—	3,132,454	—	3,132,454
Financials	—	7,800,714	—	7,800,714
Health Care	—	333,420	—	333,420
Industrials	—	2,070,863	—	2,070,863
Information Technology	—	1,741,067	—	1,741,067
Materials	—	1,426,465	—	1,426,465
Real Estate	—	262,229	—	262,229
Utilities	—	838,669	—	838,669
Foreign Government Securities	—	2,578,668	—	2,578,668
Short-Term Investments
Investment Company	100,000	—	—	100,000
Repurchase Agreement	—	377,490	—	377,490

Total Assets	$18,533,599	$33,295,711	$—	$51,829,310

Liabilities:
Options Written
Call Options Written	$(70,662)	$(316,260)	$—	$(386,922)

Total Liabilities	$(70,662)	$(316,260)	$—	$(386,922)

Total	$18,462,937	$32,979,451	$—	$51,442,388

As of January 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,803,805
Aggregate gross unrealized depreciation	(966,746)

Net unrealized appreciation	$837,059

Federal income tax cost of investments in securities and derivative instruments, if applicable	$50,605,329

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

January 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (36.7%)
IQ Merger Arbitrage ETF*	66,760	$2,108,281
ProShares Long Online/Short Stores ETF*‡	23,310	851,048
ProShares RAFI Long/Short, Escrow Shares(r)*	19,010	—
WisdomTree Managed Futures Strategy Fund	53,880	1,751,100

Total Alternatives		4,710,429

Commodity (15.5%)
Invesco DB Agriculture Fund	24,790	501,502
Invesco DB Energy Fund	20,730	456,682
Invesco DB Gold Fund	9,260	497,234
Invesco DB Precious Metals Fund	10,790	540,449

Total Commodity		1,995,867

Equity (17.9%)
iShares Core US REIT ETF(x)	15,520	849,565
JPMorgan Equity Premium Income ETF(x)	11,800	654,546
Vanguard Global ex-U.S. Real Estate ETF(x)	17,910	790,816

Total Equity		2,294,927

Fixed Income (29.9%)
iShares Convertible Bond ETF	25,390	1,871,497
Vanguard Short-Term Inflation- Protected Securities ETF	41,760	1,966,061

Total Fixed Income		3,837,558

Total Exchange Traded Funds (100.0%) (Cost $14,053,604)		12,838,781

SHORT-TERM INVESTMENTS:
Investment Company (1.5%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	200,000	200,000

	Principal Amount
Repurchase Agreement (5.2%)
Deutsche Bank Securities, Inc., 4.28%, dated 1/31/23, due 2/1/23, repurchase price $664,643, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/26-11/15/50; total market value $677,855. (xx)	$664,564	664,564

Total Short-Term Investments (6.7%) (Cost $864,564)		864,564

Total Investments in Securities (106.7%) (Cost $14,918,168)		13,703,345
Other Assets Less Liabilities (-6.7%)		(858,827)

Net Assets (100%)		$12,844,518

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Fair value determined using significant unobservable inputs. (x) All or a portion of security is on loan at January 31, 2023.

(xx)

At January 31, 2023, the Fund had loaned securities with a total value of $935,409. This was collateralized by $81,783 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.250%, maturing 7/15/23 – 11/15/50 and by cash of $864,564 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

REIT — Real Estate Investment Trust

Investments in companies which were affiliates for the three months ended January 31, 2023, were as follows:

Security Description	Shares at January 31, 2023	Market Value October 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value January 31, 2023 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Alternatives
ProShares Long Online/Short Stores ETF*	23,310	739,937	—	(63,087)	(80,924)	255,122	851,048	—	—

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)		Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$12,838,781	$—	$—	(a)	$12,838,781
Short-Term Investments
Investment Company	200,000	—	—		200,000
Repurchase Agreement	—	664,564	—		664,564

Total Assets	$13,038,781	$664,564	$—		$13,703,345

Total Liabilities	$—	$—	$—		$—

Total	$13,038,781	$664,564	$—		$13,703,345

(a)	Value is zero.

As of January 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$328,146
Aggregate gross unrealized depreciation	(1,682,904)

Net unrealized depreciation	$(1,354,758)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$15,058,103

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (46.7%)
Invesco S&P 500 Low Volatility ETF	6,930	$442,273
Invesco S&P Emerging Markets Low Volatility ETF	1,480	35,491
Invesco S&P International Developed Low Volatility ETF	8,670	242,760
Invesco S&P MidCap Low Volatility ETF	4,430	247,327
Invesco S&P SmallCap Low Volatility ETF	2,100	98,346
iShares Core MSCI EAFE ETF	7,260	486,928
iShares Core MSCI Emerging Markets ETF	1,500	76,305
iShares Core S&P Total US Stock Market ETF	15,190	1,377,277
iShares MSCI EAFE Min Vol Factor ETF	3,640	243,225
iShares MSCI Emerging Markets Min Vol Factor ETF	720	39,456
iShares MSCI USA Min Vol Factor ETF(x)	5,980	437,736
SPDR SSGA US Small Cap Low Volatility Index ETF	870	98,624

Total Equity		3,825,748

Fixed Income (53.2%)
iShares Broad USD High Yield Corporate Bond ETF	9,090	325,331
iShares Core U.S. Aggregate Bond ETF	25,130	2,518,529
iShares TIPS Bond ETF	5,990	650,813
Vanguard Short-Term Bond ETF	6,830	520,514
Vanguard Total International Bond ETF	6,920	335,966

Total Fixed Income		4,351,153

Total Exchange Traded Funds (99.9%) (Cost $8,275,487)		8,176,901

	Principal Amount
SHORT-TERM INVESTMENT:
Repurchase Agreement (4.9%)
Deutsche Bank Securities, Inc., 4.28%, dated 1/31/23, due 2/1/23, repurchase price $398,315, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/26-11/15/50; total market value $406,233. (xx)	$398,268	398,268

Total Short-Term Investment (4.9%) (Cost $398,268)		398,268

Total Investments in Securities (104.8%) (Cost $8,673,755)		8,575,169
Other Assets Less Liabilities (-4.8%)		(389,397)

Net Assets (100%)		$8,185,772

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

(x)	All or a portion of security is on loan at January 31, 2023.

(xx)	At January 31, 2023, the Fund had loaned securities with a total value of $393,962. This was collateralized by cash of $398,268 which was subsequently invested in joint repurchase agreements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$8,176,901	$—	$—	$8,176,901
Short-Term Investment
Repurchase Agreement	—	398,268	—	398,268

Total Assets	$8,176,901	$398,268	$—	$8,575,169

Total Liabilities	$—	$—	$—	$—

Total	$8,176,901	$398,268	$—	$8,575,169

As of January 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$504,576
Aggregate gross unrealized depreciation	(662,716)

Net unrealized depreciation	$(158,140)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$8,733,309

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (56.8%)
Invesco S&P 500 Low Volatility ETF	17,340	$1,106,639
Invesco S&P Emerging Markets Low Volatility ETF	6,180	148,196
Invesco S&P International Developed Low Volatility ETF	22,610	633,080
Invesco S&P MidCap Low Volatility ETF	11,750	656,002
Invesco S&P SmallCap Low Volatility ETF(x)	6,550	306,747
iShares Core MSCI EAFE ETF	19,770	1,325,974
iShares Core MSCI Emerging Markets ETF	5,810	295,555
iShares Core S&P Total US Stock Market ETF	38,190	3,462,687
iShares MSCI EAFE Min Vol Factor ETF	9,440	630,781
iShares MSCI Emerging Markets Min Vol Factor ETF	2,610	143,028
iShares MSCI USA Min Vol Factor ETF	14,720	1,077,504
SPDR SSGA US Small Cap Low Volatility Index ETF	2,660	301,541

Total Equity		10,087,734

Fixed Income (42.5%)
iShares Broad USD High Yield Corporate Bond ETF	11,880	425,185
iShares Core U.S. Aggregate Bond ETF	49,570	4,967,905
iShares TIPS Bond ETF	10,160	1,103,884
Vanguard Short-Term Bond ETF	7,620	580,720
Vanguard Total International Bond ETF	9,530	462,682

Total Fixed Income		7,540,376

Total Exchange Traded Funds (99.3%) (Cost $17,328,164)		17,628,110

SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	63,496	63,534

	Principal Amount
Repurchase Agreement (0.3%)
Deutsche Bank Securities, Inc., 4.28%, dated 1/31/23, due 2/1/23, repurchase price $48,252, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/26-11/15/50; total market value $49,211. (xx)	$48,246	48,246

Total Short-Term Investments (0.6%) (Cost $111,778)		111,780

Total Investments in Securities (99.9%) (Cost $17,439,942)		17,739,890
Other Assets Less Liabilities (0.1%)		19,142

Net Assets (100%)		$17,759,032

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

(x)	All or a portion of security is on loan at January 31, 2023.

(xx)	At January 31, 2023, the Fund had loaned securities with a total value of $48,331. This was collateralized by cash of $48,246 which was subsequently invested in joint repurchase agreements.

Glossary:

TIPS — Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$17,628,110	$—	$—	$17,628,110
Short-Term Investments
Investment Company	63,534	—	—	63,534
Repurchase Agreement	—	48,246	—	48,246

Total Assets	$17,691,644	$48,246	$—	$17,739,890

Total Liabilities	$—	$—	$—	$—

Total	$17,691,644	$48,246	$—	$17,739,890

As of January 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,406,833
Aggregate gross unrealized depreciation	(1,248,250)

Net unrealized appreciation	$158,583

Federal income tax cost of investments in securities and derivative instruments, if applicable	$17,581,307

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (65.3%)
Invesco S&P 500 Low Volatility ETF	10,920	$696,914
Invesco S&P Emerging Markets Low Volatility ETF	3,790	90,884
Invesco S&P International Developed Low Volatility ETF	14,180	397,040
Invesco S&P MidCap Low Volatility ETF	7,110	396,951
Invesco S&P SmallCap Low Volatility ETF	3,680	172,340
iShares Core MSCI EAFE ETF	12,290	824,291
iShares Core MSCI Emerging Markets ETF	3,790	192,797
iShares Core S&P Total US Stock Market ETF	24,380	2,210,535
iShares MSCI EAFE Min Vol Factor ETF	5,930	396,243
iShares MSCI Emerging Markets Min Vol Factor ETF	1,690	92,612
iShares MSCI USA Min Vol Factor ETF	9,520	696,864
SPDR SSGA US Small Cap Low Volatility Index ETF	1,560	176,844

Total Equity		6,344,315

Fixed Income (32.4%)
iShares Broad USD High Yield Corporate Bond ETF	2,120	75,875
iShares Core U.S. Aggregate Bond ETF	24,290	2,434,344
iShares TIPS Bond ETF	4,390	476,974
Vanguard Short-Term Bond ETF	1,200	91,452
Vanguard Total International Bond ETF	1,490	72,339

Total Fixed Income		3,150,984

Total Exchange Traded Funds (97.7%) (Cost $9,732,307)		9,495,299

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	13,936	13,944

Total Short-Term Investment (0.1%) (Cost $13,945)		13,944

Total Investments in Securities (97.8%) (Cost $9,746,252)		9,509,243
Other Assets Less Liabilities (2.2%)		205,540

Net Assets (100%)		$9,714,783

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$9,495,299	$—	$—	$9,495,299
Short-Term Investment
Investment Company	13,944	—	—	13,944

Total Assets	$9,509,243	$—	$—	$9,509,243

Total Liabilities	$—	$—	$—	$—

Total	$9,509,243	$—	$—	$9,509,243

As of January 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$244,317
Aggregate gross unrealized depreciation	(513,222)

Net unrealized depreciation	$(268,905)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$9,778,148

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (73.4%)
Invesco S&P 500 Low Volatility ETF	13,650	$871,143
Invesco S&P Emerging Markets Low Volatility ETF	4,800	115,104
Invesco S&P International Developed Low Volatility ETF	18,760	525,280
Invesco S&P MidCap Low Volatility ETF	9,240	515,869
Invesco S&P SmallCap Low Volatility ETF(x)	4,960	232,285
iShares Core MSCI EAFE ETF	15,680	1,051,658
iShares Core MSCI Emerging Markets ETF	4,890	248,754
iShares Core S&P Total US Stock Market ETF	31,350	2,842,505
iShares MSCI EAFE Min Vol Factor ETF	7,860	525,205
iShares MSCI Emerging Markets Min Vol Factor ETF	2,150	117,820
iShares MSCI USA Min Vol Factor ETF	12,210	893,772
SPDR SSGA US Small Cap Low Volatility Index ETF	2,140	242,593

Total Equity		8,181,988

Fixed Income (26.4%)
iShares Core U.S. Aggregate Bond ETF	24,960	2,501,491
iShares TIPS Bond ETF	4,000	434,600

Total Fixed Income		2,936,091

Total Exchange Traded Funds (99.8%) (Cost $10,469,759)		11,118,079

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	21,879	21,879

Total Short-Term Investment (0.2%) (Cost $21,879)		21,879

Total Investments in Securities (100.0%) (Cost $10,491,638)		11,139,958
Other Assets Less Liabilities (0.0%)†		2,110

Net Assets (100%)		$11,142,068

†	Percent shown is less than 0.05%.

(x)	All or a portion of security is on loan at January 31, 2023.

(xx)

At January 31, 2023, the Fund had loaned securities with a total value of $21,917. This was collateralized by cash of $21,879 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$11,118,079	$—	$—	$11,118,079
Short-Term Investment
Investment Company	21,879	—	—	21,879

Total Assets	$11,139,958	$—	$—	$11,139,958

Total Liabilities	$—	$—	$—	$—

Total	$11,139,958	$—	$—	$11,139,958

As of January 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,096,043
Aggregate gross unrealized depreciation	(506,364)

Net unrealized appreciation	$589,679

Federal income tax cost of investments in securities and derivative instruments, if applicable	$10,550,279

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (78.5%)
Invesco S&P 500 Low Volatility ETF	8,790	$560,977
Invesco S&P Emerging Markets Low Volatility ETF	2,940	70,501
Invesco S&P International Developed Low Volatility ETF	11,050	309,400
Invesco S&P MidCap Low Volatility ETF(x)	5,730	319,906
Invesco S&P SmallCap Low Volatility ETF	2,970	139,090
iShares Core MSCI EAFE ETF	9,240	619,727
iShares Core MSCI Emerging Markets ETF	2,740	139,384
iShares Core S&P Total US Stock Market ETF	19,340	1,753,558
iShares MSCI EAFE Min Vol Factor ETF	4,590	306,704
iShares MSCI Emerging Markets Min Vol Factor ETF	1,270	69,596
iShares MSCI USA Min Vol Factor ETF(x)	7,590	555,588
SPDR SSGA US Small Cap Low Volatility Index ETF(x)	1,260	142,835

Total Equity		4,987,266

Fixed Income (21.3%)
iShares Core U.S. Aggregate Bond ETF	11,430	1,145,515
iShares TIPS Bond ETF	1,890	205,348

Total Fixed Income		1,350,863

Total Exchange Traded Funds (99.8%) (Cost $5,805,339)		6,338,129

	Principal Amount
SHORT-TERM INVESTMENT:
Repurchase Agreement (8.2%)
Deutsche Bank Securities, Inc., 4.28%, dated 1/31/23, due 2/1/23, repurchase price $522,481, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/26-11/15/50; total market value $532,867. (xx)	$522,419	522,419

Total Short-Term Investment (8.2%) (Cost $522,419)		522,419

Total Investments in Securities (108.0%) (Cost $6,327,758)		6,860,548
Other Assets Less Liabilities (-8.0%)		(507,502)

Net Assets (100%)		$6,353,046

(x)	All or a portion of security is on loan at January 31, 2023.

(xx)	At January 31, 2023, the Fund had loaned securities with a total value of $516,948. This was collateralized by cash of $522,419 which was subsequently invested in joint repurchase agreements.

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,338,129	$—	$—	$6,338,129
Short-Term Investment
Repurchase Agreement	—	522,419	—	522,419

Total Assets	$6,338,129	$522,419	$—	$6,860,548

Total Liabilities	$—	$—	$—	$—

Total	$6,338,129	$522,419	$—	$6,860,548

As of January 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$712,201
Aggregate gross unrealized depreciation	(191,968)

Net unrealized appreciation	$520,233

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,340,315

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (83.1%)
Invesco S&P 500 Low Volatility ETF	11,320	$722,442
Invesco S&P Emerging Markets Low Volatility ETF	4,020	96,400
Invesco S&P International Developed Low Volatility ETF	14,240	398,720
Invesco S&P MidCap Low Volatility ETF	7,460	416,492
Invesco S&P SmallCap Low Volatility ETF(x)	3,850	180,302
iShares Core MSCI EAFE ETF	11,910	798,804
iShares Core MSCI Emerging Markets ETF	3,480	177,027
iShares Core S&P Total US Stock Market ETF	25,480	2,310,272
iShares MSCI EAFE Min Vol Factor ETF	5,950	397,579
iShares MSCI Emerging Markets Min Vol Factor ETF	1,580	86,584
iShares MSCI USA Min Vol Factor ETF(x)	10,000	732,000
SPDR SSGA US Small Cap Low Volatility Index ETF	1,640	185,912

Total Equity		6,502,534

Fixed Income (16.6%)
iShares Core U.S. Aggregate Bond ETF	10,960	1,098,411
iShares TIPS Bond ETF	1,830	198,830

Total Fixed Income		1,297,241

Total Exchange Traded Funds (99.7%) (Cost $6,918,454)		7,799,775

	Principal Amount
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.3%)
Deutsche Bank Securities, Inc., 4.28%, dated 1/31/23, due 2/1/23, repurchase price $25,916, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/26-11/15/50; total market value $26,431. (xx)	$25,913	25,913

Total Short-Term Investment (0.3%) (Cost $25,913)		25,913

Total Investments in Securities (100.0%) (Cost $6,944,367)		7,825,688
Other Assets Less Liabilities (0.0%)†		(370)

Net Assets (100%)		$7,825,318

†	Percent shown is less than 0.05%.

(x)	All or a portion of security is on loan at January 31, 2023.

(xx)

At January 31, 2023, the Fund had loaned securities with a total value of $44,424. This was collateralized by $20,919 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.375%, maturing 2/9/23 – 8/15/52 and by cash of $25,913 which was subsequently invested in joint repurchase agreements.

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,799,775	$—	$—	$7,799,775
Short-Term Investment
Repurchase Agreement	—	25,913	—	25,913

Total Assets	$7,799,775	$25,913	$—	$7,825,688

Total Liabilities	$—	$—	$—	$—

Total	$7,799,775	$25,913	$—	$7,825,688

As of January 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,079,674
Aggregate gross unrealized depreciation	(200,836)

Net unrealized appreciation	$878,838

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,946,850

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (87.5%)
Invesco S&P 500 Low Volatility ETF	11,630	$742,227
Invesco S&P Emerging Markets Low Volatility ETF	3,580	85,848
Invesco S&P International Developed Low Volatility ETF	14,630	409,640
Invesco S&P MidCap Low Volatility ETF(x)	7,030	392,485
Invesco S&P SmallCap Low Volatility ETF(x)	3,620	169,530
iShares Core MSCI EAFE ETF	12,270	822,949
iShares Core MSCI Emerging Markets ETF	3,820	194,324
iShares Core S&P Total US Stock Market ETF	25,250	2,289,418
iShares MSCI EAFE Min Vol Factor ETF	6,210	414,952
iShares MSCI Emerging Markets Min Vol Factor ETF	1,600	87,680
iShares MSCI USA Min Vol Factor ETF	9,990	731,268
SPDR SSGA US Small Cap Low Volatility Index ETF	1,490	168,908

Total Equity		6,509,229

Fixed Income (11.7%)
iShares Core U.S. Aggregate Bond ETF	7,350	736,617
iShares TIPS Bond ETF	1,210	131,466

Total Fixed Income		868,083

Total Exchange Traded Funds (99.2%) (Cost $6,479,640)		7,377,312

	Principal Amount
SHORT-TERM INVESTMENT:
Repurchase Agreement (2.4%)
Deutsche Bank Securities, Inc., 4.28%, dated 1/31/23, due 2/1/23, repurchase price $180,180, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/26-11/15/50; total market value $183,762. (xx)	$180,159	180,159

Total Short-Term Investment (2.4%) (Cost $180,159)		180,159

Total Investments in Securities (101.6%) (Cost $6,659,799)		7,557,471
Other Assets Less Liabilities (-1.6%)		(119,946)

Net Assets (100%)		$7,437,525

(x)	All or a portion of security is on loan at January 31, 2023.

(xx)	At January 31, 2023, the Fund had loaned securities with a total value of $180,494. This was collateralized by cash of $180,159 which was subsequently invested in joint repurchase agreements.

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,377,312	$—	$—	$7,377,312
Short-Term Investment
Repurchase Agreement	—	180,159	—	180,159

Total Assets	$7,377,312	$180,159	$—	$7,557,471

Total Liabilities	$—	$—	$—	$—

Total	$7,377,312	$180,159	$—	$7,557,471

As of January 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$989,273
Aggregate gross unrealized depreciation	(133,479)

Net unrealized appreciation	$855,794

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,701,677

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (92.4%)
Invesco S&P 500 Low Volatility ETF	9,390	$599,270
Invesco S&P Emerging Markets Low Volatility ETF	2,950	70,741
Invesco S&P International Developed Low Volatility ETF	11,220	314,160
Invesco S&P MidCap Low Volatility ETF	5,610	313,206
Invesco S&P SmallCap Low Volatility ETF(x)	3,050	142,836
iShares Core MSCI EAFE ETF	9,540	639,848
iShares Core MSCI Emerging Markets ETF	2,880	146,506
iShares Core S&P Total US Stock Market ETF	20,160	1,827,908
iShares MSCI EAFE Min Vol Factor ETF	4,690	313,385
iShares MSCI Emerging Markets Min Vol Factor ETF	1,240	67,952
iShares MSCI USA Min Vol Factor ETF	8,090	592,188
SPDR SSGA US Small Cap Low Volatility Index ETF	1,240	140,568

Total Equity		5,168,568

Fixed Income (6.9%)
iShares Core U.S. Aggregate Bond ETF	3,270	327,720
iShares TIPS Bond ETF	540	58,671

Total Fixed Income		386,391

Total Exchange Traded Funds (99.3%) (Cost $4,593,037)		5,554,959

	Principal Amount
SHORT-TERM INVESTMENT:
Repurchase Agreement (2.1%)
Deutsche Bank Securities, Inc., 4.28%, dated 1/31/23, due 2/1/23, repurchase price $118,726, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/26-11/15/50; total market value $121,086. (xx)	$118,711	118,711

Total Short-Term Investment (2.1%) (Cost $118,711)		118,711

Total Investments in Securities (101.4%) (Cost $4,711,748)		5,673,670
Other Assets Less Liabilities (-1.4%)		(79,136)

Net Assets (100%)		$5,594,534

(x)	All or a portion of security is on loan at January 31, 2023.

(xx)	At January 31, 2023, the Fund had loaned securities with a total value of $119,047. This was collateralized by cash of $118,711 which was subsequently invested in joint repurchase agreements.

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,554,959	$—	$—	$5,554,959
Short-Term Investment
Repurchase Agreement	—	118,711	—	118,711

Total Assets	$5,554,959	$118,711	$—	$5,673,670

Total Liabilities	$—	$—	$—	$—

Total	$5,554,959	$118,711	$—	$5,673,670

As of January 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,022,347
Aggregate gross unrealized depreciation	(60,711)

Net unrealized appreciation	$961,636

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,712,034

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (97.3%)
Invesco S&P 500 Low Volatility ETF	9,080	$579,486
Invesco S&P Emerging Markets Low Volatility ETF	3,090	74,098
Invesco S&P International Developed Low Volatility ETF	11,400	319,200
Invesco S&P MidCap Low Volatility ETF	5,790	323,256
Invesco S&P SmallCap Low Volatility ETF	3,120	146,115
iShares Core MSCI EAFE ETF	10,060	674,724
iShares Core MSCI Emerging Markets ETF	3,040	154,645
iShares Core S&P Total US Stock Market ETF	20,830	1,888,656
iShares MSCI EAFE Min Vol Factor ETF	4,870	325,413
iShares MSCI Emerging Markets Min Vol Factor ETF	1,220	66,856
iShares MSCI USA Min Vol Factor ETF	8,190	599,508
SPDR SSGA US Small Cap Low Volatility Index ETF	1,330	150,770

Total Equity		5,302,727

Fixed Income (1.9%)
iShares Core U.S. Aggregate Bond ETF	900	90,198
iShares TIPS Bond ETF	110	11,952

Total Fixed Income		102,150

Total Investments in Securities (99.2%) (Cost $4,544,670)		5,404,877

Other Assets Less Liabilities (0.8%)		40,985

Net Assets (100%)		$5,445,862

Glossary:

TIPS — Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,404,877	$—	$—	$5,404,877

Total Assets	$5,404,877	$—	$—	$5,404,877

Total Liabilities	$—	$—	$—	$—

Total	$5,404,877	$—	$—	$5,404,877

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

As of January 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$885,879
Aggregate gross unrealized depreciation	(36,953)

Net unrealized appreciation	$848,926

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,555,951

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.3%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	28,500	$580,545
Deutsche Telekom AG (Registered)	30,359	675,421
Nippon Telegraph & Telephone Corp.	8,500	254,527
Spark New Zealand Ltd.	84,881	286,225
Swisscom AG (Registered)	922	544,847
Telenor ASA	17,872	186,989
Verizon Communications, Inc.	19,800	823,086

		3,351,640

Interactive Media & Services (1.6%)
Alphabet, Inc., Class A*	27,600	2,727,984

Media (1.1%)
Charter Communications, Inc., Class A*	2,563	984,987
Comcast Corp., Class A	18,100	712,235
Quebecor, Inc., Class B	8,300	196,872

		1,894,094

Wireless Telecommunication Services (0.6%)
KDDI Corp.	7,000	218,710
Rogers Communications, Inc., Class B	4,800	233,371
Tele2 AB, Class B	44,504	384,658
T-Mobile US, Inc.*	1,018	151,998

		988,737

Total Communication Services		8,962,455

Consumer Discretionary (5.8%)
Auto Components (0.2%)
Bridgestone Corp.	8,900	333,039

Automobiles (0.9%)
Bayerische Motoren Werke AG	4,953	501,738
Tesla, Inc.*	3,902	675,905
Toyota Motor Corp.(x)	23,300	338,051

		1,515,694

Distributors (0.2%)
Genuine Parts Co.	1,000	167,820
LKQ Corp.	2,700	159,192

		327,012

Hotels, Restaurants & Leisure (0.1%)
Aristocrat Leisure Ltd.	8,814	212,462

Household Durables (0.2%)
Sekisui House Ltd.(x)	17,200	324,829

Internet & Direct Marketing Retail (0.7%)
Amazon.com, Inc.*	11,700	1,206,621

Multiline Retail (0.7%)
Dollar General Corp.	1,700	397,120
Target Corp.	2,700	464,778
Wesfarmers Ltd.	10,269	362,352

		1,224,250

Specialty Retail (2.2%)
AutoZone, Inc.*	200	487,770
Home Depot, Inc. (The)	4,200	1,361,514
Lowe’s Cos., Inc.	4,100	853,825
O’Reilly Automotive, Inc.*	523	414,399
TJX Cos., Inc. (The)	4,500	368,370
Tractor Supply Co.	1,400	319,186

		3,805,064

Textiles, Apparel & Luxury Goods (0.6%)
Kering SA	311	194,156
Lululemon Athletica, Inc.*	497	152,519
LVMH Moet Hennessy Louis Vuitton SE	258	225,385
Pandora A/S	5,266	438,476

		1,010,536

Total Consumer Discretionary		9,959,507

Consumer Staples (10.8%)
Beverages (3.0%)
Brown-Forman Corp., Class B	3,900	259,662
Carlsberg A/S, Class B	1,112	157,330
Coca-Cola Co. (The)	26,300	1,612,716
Diageo plc	7,117	309,217
Heineken NV	4,730	471,372
Keurig Dr Pepper, Inc.	10,132	357,457
Monster Beverage Corp.*	1,657	172,460
PepsiCo, Inc.	9,900	1,693,098

		5,033,312

Food & Staples Retailing (1.8%)
Coles Group Ltd.	17,307	217,611
Costco Wholesale Corp.	2,168	1,108,152
Koninklijke Ahold Delhaize NV	14,652	436,646
Loblaw Cos. Ltd.	2,300	206,050
Walmart, Inc.	7,100	1,021,477
Woolworths Group Ltd.	6,609	169,030

		3,158,966

Food Products (3.1%)
Archer-Daniels-Midland Co.	8,100	671,085
Danone SA	5,704	312,154
General Mills, Inc.	11,700	916,812
Hershey Co. (The)	3,500	786,100
J M Smucker Co. (The)	1,000	152,800
Kellogg Co.	7,700	528,066
Mondelez International, Inc., Class A	11,400	746,016
Nestle SA (Registered)	9,488	1,157,834

		5,270,867

Household Products (2.2%)
Clorox Co. (The)	1,600	231,504
Colgate-Palmolive Co.	12,800	953,984
Henkel AG & Co. KGaA (Preference)(q)	3,969	282,196
Kimberly-Clark Corp.	4,800	624,048
Procter & Gamble Co. (The)	11,800	1,680,084

		3,771,816

Personal Products (0.7%)
Beiersdorf AG	2,994	363,283
L’Oreal SA	776	320,552
Unilever plc (Cboe Europe)	4,078	206,776
Unilever plc (London Stock Exchange)	5,289	270,209

		1,160,820

Total Consumer Staples		18,395,781

Energy (1.7%)
Oil, Gas & Consumable Fuels (1.7%)
Chevron Corp.	1,900	330,638
Enbridge, Inc.	25,900	1,060,488
ENEOS Holdings, Inc.	64,400	229,382
Equinor ASA	16,118	489,650
Exxon Mobil Corp.	3,400	394,434
OMV AG	2,887	144,087
TC Energy Corp.	4,600	198,202

Total Energy		2,846,881

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (17.6%)
Banks (6.5%)
Bank Hapoalim BM	42,421	$381,602
Bank of America Corp.	22,500	798,300
Bank of Montreal(x)	6,400	644,064
Bank of Nova Scotia (The)(x)	17,700	958,198
Canadian Imperial Bank of Commerce	9,000	410,853
Commonwealth Bank of Australia	2,502	195,386
DBS Group Holdings Ltd.	11,000	301,128
Israel Discount Bank Ltd., Class A	31,153	159,177
JPMorgan Chase & Co.	11,100	1,553,556
Mitsubishi UFJ Financial Group, Inc.	48,200	353,785
National Bank of Canada	6,200	465,740
Nordea Bank Abp (Aquis Stock Exchange)	23,265	271,950
Nordea Bank Abp (Turquoise Stock Exchange)	13,972	162,937
Oversea-Chinese Banking Corp. Ltd.	22,500	222,048
PNC Financial Services Group, Inc. (The)	2,700	446,661
Royal Bank of Canada(x)	14,400	1,473,604
Sumitomo Mitsui Financial Group, Inc.	10,000	435,143
Toronto-Dominion Bank (The)	18,700	1,293,842
United Overseas Bank Ltd.	27,600	628,631

		11,156,605

Capital Markets (2.8%)
ASX Ltd.	7,512	367,814
Bank of New York Mellon Corp. (The)	4,300	217,451
BlackRock, Inc.	400	303,684
CME Group, Inc.	1,900	335,654
Deutsche Boerse AG	2,051	366,492
Goldman Sachs Group, Inc. (The)	1,000	365,810
Hong Kong Exchanges & Clearing Ltd.	4,900	220,236
Intercontinental Exchange, Inc.	2,600	279,630
Moody’s Corp.	1,700	548,675
MSCI, Inc.	700	372,092
Northern Trust Corp.	4,200	407,274
S&P Global, Inc.	2,100	787,374
TMX Group Ltd.	1,900	187,265

		4,759,451

Consumer Finance (0.4%)
American Express Co.	3,900	682,227

Diversified Financial Services (0.7%)
Berkshire Hathaway, Inc., Class B*	3,900	1,214,928

Insurance (7.2%)
Admiral Group plc	5,511	149,493
Aflac, Inc.	8,800	646,800
Allianz SE (Registered)	3,356	800,618
American Financial Group, Inc.	1,000	142,590
American International Group, Inc.	5,400	341,388
Arthur J Gallagher & Co.	3,100	606,732
Assicurazioni Generali SpA	20,746	404,380
Chubb Ltd.	2,400	545,976
Dai-ichi Life Holdings, Inc.	9,200	215,952
Hannover Rueck SE	1,052	213,090
Hartford Financial Services Group, Inc. (The)	2,600	201,786
Intact Financial Corp.	3,000	435,226
Loews Corp.	5,300	325,844
Manulife Financial Corp.	23,400	463,058
Marsh & McLennan Cos., Inc.	7,000	1,224,370
MetLife, Inc.	3,300	240,966
MS&AD Insurance Group Holdings, Inc.	8,500	273,289
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,959	705,554
NN Group NV	6,875	298,573
Sampo OYJ, Class A	10,515	551,618
Sompo Holdings, Inc.	9,600	414,529
Sun Life Financial, Inc.	12,400	623,099
Tokio Marine Holdings, Inc.	8,400	175,823
Travelers Cos., Inc. (The)	4,400	840,928
W R Berkley Corp.	3,600	252,504
Willis Towers Watson plc	1,300	330,447
Zurich Insurance Group AG	1,542	762,635

		12,187,268

Total Financials		30,000,479

Health Care (13.0%)
Biotechnology (0.8%)
Amgen, Inc.	1,206	304,394
CSL Ltd.	795	167,806
Regeneron Pharmaceuticals, Inc.*	551	417,917
Vertex Pharmaceuticals, Inc.*	1,267	409,368

		1,299,485

Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	13,600	1,503,480
Alcon, Inc.	2,918	218,934
Becton Dickinson and Co.	1,300	327,886
Boston Scientific Corp.*	6,000	277,500
Coloplast A/S, Class B	1,154	139,247
Edwards Lifesciences Corp.*	5,100	391,170
Hologic, Inc.*	2,500	203,425
Hoya Corp.	1,900	209,220
IDEXX Laboratories, Inc.*	562	270,041
ResMed, Inc.	1,200	274,044

		3,814,947

Health Care Providers & Services (2.8%)
AmerisourceBergen Corp.	1,200	202,752
Cigna Corp.	1,800	570,006
CVS Health Corp.	6,200	546,964
Elevance Health, Inc.	1,700	849,983
HCA Healthcare, Inc.	1,100	280,577
Humana, Inc.	300	153,510
Laboratory Corp. of America Holdings	700	176,484
McKesson Corp.	1,200	454,416
UnitedHealth Group, Inc.	2,900	1,447,651

		4,682,343

Life Sciences Tools & Services (2.1%)
Agilent Technologies, Inc.	3,500	532,280
Danaher Corp.	3,200	846,016
Mettler-Toledo International, Inc.*	200	306,584
Thermo Fisher Scientific, Inc.	2,000	1,140,660
Waters Corp.*	900	295,722
West Pharmaceutical Services, Inc.	2,000	531,200

		3,652,462

Pharmaceuticals (5.1%)
Astellas Pharma, Inc.	20,500	302,573
Bristol-Myers Squibb Co.	3,400	247,010
Eli Lilly and Co.	2,500	860,375
GSK plc	11,495	200,737
Johnson & Johnson	9,800	1,601,516
Merck & Co., Inc.	11,100	1,192,251
Merck KGaA	2,813	584,866

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Novartis AG (Registered)	8,181	$739,895
Novo Nordisk A/S, Class B	4,065	562,936
Pfizer, Inc.	13,500	596,160
Roche Holding AG	2,282	713,201
Sanofi	2,958	290,673
Zoetis, Inc.	4,600	761,254

		8,653,447

Total Health Care		22,102,684

Industrials (17.8%)
Aerospace & Defense (1.4%)
Airbus SE	2,956	370,392
General Dynamics Corp.	2,900	675,874
L3Harris Technologies, Inc.	700	150,374
Lockheed Martin Corp.	1,400	648,564
Northrop Grumman Corp.	1,000	448,040
Raytheon Technologies Corp.	1,400	139,790

		2,433,034

Air Freight & Logistics (1.0%)
Deutsche Post AG (Registered)	4,680	200,462
Expeditors International of Washington, Inc.	4,800	519,120
Nippon Express Holdings, Inc.	4,600	266,569
United Parcel Service, Inc., Class B	3,500	648,305

		1,634,456

Building Products (1.2%)
Allegion plc	5,500	646,525
Assa Abloy AB, Class B	13,662	321,992
Daikin Industries Ltd.	1,000	174,116
Geberit AG (Registered)	619	353,858
Trane Technologies plc	2,600	465,712

		1,962,203

Commercial Services & Supplies (1.1%)
Brambles Ltd.	40,979	348,434
Cintas Corp.	844	374,517
Copart, Inc.*	3,014	200,762
Republic Services, Inc.	1,100	137,302
Secom Co. Ltd.	2,500	148,905
Waste Management, Inc.	4,300	665,339

		1,875,259

Electrical Equipment (1.4%)
ABB Ltd. (Registered)	10,619	369,775
Eaton Corp. plc	4,900	794,829
Emerson Electric Co.	9,900	893,178
Schneider Electric SE	2,328	377,502

		2,435,284

Industrial Conglomerates (1.6%)
3M Co.	9,200	1,058,736
Honeywell International, Inc.	7,100	1,480,208
Siemens AG (Registered)	1,414	219,687

		2,758,631

Machinery (4.7%)
Atlas Copco AB, Class A	35,680	422,003
Caterpillar, Inc.	2,900	731,641
CNH Industrial NV	12,477	219,702
Cummins, Inc.	1,000	249,540
Daifuku Co. Ltd.	4,100	226,330
Deere & Co.	1,300	549,692
Dover Corp.	2,600	394,758
Epiroc AB, Class A	10,331	200,975
Fortive Corp.	2,400	163,272
GEA Group AG	3,889	174,954
IDEX Corp.	1,700	407,456
Illinois Tool Works, Inc.	4,800	1,132,992
Knorr-Bremse AG	3,781	247,505
Kone OYJ, Class B	3,952	215,805
MISUMI Group, Inc.	8,300	208,642
PACCAR, Inc.	7,181	784,955
Pentair plc	5,900	326,742
Snap-on, Inc.	1,600	397,968
Stanley Black & Decker, Inc.	6,900	616,239
Volvo AB, Class B	12,291	243,610

		7,914,781

Marine (0.1%)
Kuehne + Nagel International AG (Registered)	850	203,146

Professional Services (0.9%)
Teleperformance	1,451	403,631
Thomson Reuters Corp.	1,700	202,229
Verisk Analytics, Inc.	1,600	290,864
Wolters Kluwer NV	6,349	691,957

		1,588,681

Road & Rail (2.6%)
Canadian National Railway Co.	5,900	702,297
Canadian Pacific Railway Ltd.	4,400	347,291
CSX Corp.	26,701	825,595
JB Hunt Transport Services, Inc.	800	151,240
Norfolk Southern Corp.	3,800	934,078
Old Dominion Freight Line, Inc.	700	233,268
Union Pacific Corp.	6,100	1,245,559

		4,439,328

Trading Companies & Distributors (1.8%)
Brenntag SE	4,227	314,575
Fastenal Co.	12,442	628,943
ITOCHU Corp.	16,000	517,259
Mitsubishi Corp.	8,400	281,224
Mitsui & Co. Ltd.	15,500	458,005
Sumitomo Corp.	16,800	301,574
WW Grainger, Inc.	800	471,584

		2,973,164

Total Industrials		30,217,967

Information Technology (16.9%)
Communications Equipment (0.8%)
Cisco Systems, Inc.	21,694	1,055,847
Motorola Solutions, Inc.	1,400	359,814

		1,415,661

Electronic Equipment, Instruments & Components (1.7%)
Amphenol Corp., Class A	8,700	693,999
CDW Corp.	3,200	627,296
Hexagon AB, Class B	20,718	237,277
Keysight Technologies, Inc.*	1,900	340,765
Murata Manufacturing Co. Ltd.	2,800	160,871
TE Connectivity Ltd.	1,300	165,295
Zebra Technologies Corp., Class A*	2,300	727,214

		2,952,717

IT Services (3.9%)
Accenture plc, Class A	3,000	837,150
Automatic Data Processing, Inc.	4,011	905,724
Bechtle AG	5,404	226,916
CGI, Inc.*	1,600	137,134
Fiserv, Inc.*	2,300	245,364
Gartner, Inc.*	900	304,326
International Business Machines Corp.	2,300	309,879
Mastercard, Inc., Class A	2,800	1,037,680
Nomura Research Institute Ltd.	13,700	328,671
Paychex, Inc.	4,091	473,983
VeriSign, Inc.*	1,395	304,180
Visa, Inc., Class A	5,200	1,197,092

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Western Union Co. (The)	18,100	$256,477

		6,564,576

Semiconductors & Semiconductor Equipment (1.6%)
ASML Holding NV	1,376	911,274
KLA Corp.	500	196,240
NXP Semiconductors NV	2,814	518,649
Texas Instruments, Inc.	6,400	1,134,144

		2,760,307

Software (4.5%)
Adobe, Inc.*	3,095	1,146,202
Autodesk, Inc.*	1,948	419,132
Cadence Design Systems, Inc.*	2,296	419,778
Microsoft Corp.	18,310	4,537,401
Roper Technologies, Inc.	1,200	512,100
Synopsys, Inc.*	1,445	511,169

		7,545,782

Technology Hardware, Storage & Peripherals (4.4%)
Apple, Inc.	47,200	6,810,488
Canon, Inc.	10,500	233,169
FUJIFILM Holdings Corp.	3,700	196,435
HP, Inc.	7,000	203,980

		7,444,072

Total Information Technology		28,683,115

Materials (3.6%)
Chemicals (2.4%)
Air Products and Chemicals, Inc.	1,700	544,867
BASF SE	6,433	366,612
Corteva, Inc.	10,800	696,060
Givaudan SA (Registered)	154	499,841
Koninklijke DSM NV	1,950	250,728
Mitsubishi Chemical Group Corp.	37,400	209,761
Nutrien Ltd.	3,600	298,000
Sherwin-Williams Co. (The)	2,900	686,111
Sika AG (Registered)	796	226,622
Symrise AG	2,778	294,328

		4,072,930

Containers & Packaging (0.2%)
Avery Dennison Corp.	800	151,552
Ball Corp.	3,800	221,312

		372,864

Metals & Mining (1.0%)
Alcoa Corp.	7,600	397,024
BHP Group Ltd.	7,744	271,463
Franco-Nevada Corp.	1,200	176,020
Rio Tinto Ltd.	2,153	193,932
Rio Tinto plc	3,125	244,301
Wheaton Precious Metals Corp.	9,200	420,674

		1,703,414

Total Materials		6,149,208

Real Estate (2.6%)
Equity Real Estate Investment Trusts (REITs) (2.5%)
American Tower Corp. (REIT)	3,200	714,848
AvalonBay Communities, Inc. (REIT)	2,200	390,368
Crown Castle, Inc. (REIT)	5,300	784,983
Dexus (REIT)	39,018	226,348
Digital Realty Trust, Inc. (REIT)	1,600	183,392
Equity Residential (REIT)	3,400	216,410
Goodman Group (REIT)	23,305	333,252
Japan Real Estate Investment Corp. (REIT)	37	158,713
Mid-America Apartment Communities, Inc. (REIT)	900	150,048
Nippon Building Fund, Inc. (REIT)	41	179,357
Nomura Real Estate Master Fund, Inc. (REIT)	138	161,420
Prologis, Inc. (REIT)	4,500	581,760
Weyerhaeuser Co. (REIT)	4,500	154,935

		4,235,834

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	2,300	196,673

Total Real Estate		4,432,507

Utilities (3.4%)
Electric Utilities (1.0%)
Eversource Energy	8,600	708,038
Hydro One Ltd.(m)	6,600	180,458
Iberdrola SA	32,488	379,912
Terna - Rete Elettrica Nazionale	58,178	461,644

		1,730,052

Gas Utilities (0.7%)
Atmos Energy Corp.	4,100	481,914
Hong Kong & China Gas Co. Ltd.	308,000	309,918
Snam SpA	93,581	476,952

		1,268,784

Multi-Utilities (1.4%)
CMS Energy Corp.	2,600	164,294
Consolidated Edison, Inc.	7,600	724,356
DTE Energy Co.	1,200	139,644
National Grid plc	11,977	152,346
Public Service Enterprise Group, Inc.	7,300	452,089
Sempra Energy	3,600	577,188
WEC Energy Group, Inc.	1,700	159,783

		2,369,700

Water Utilities (0.3%)
American Water Works Co., Inc.	2,100	328,629
Essential Utilities, Inc.	3,000	140,190

		468,819

Total Utilities		5,837,355

Total Common Stocks (98.5%) (Cost $160,229,251)		167,587,939

SHORT-TERM INVESTMENTS:
Investment Companies (1.0%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	100,000	100,000
JPMorgan Prime Money Market Fund, IM Shares	1,659,828	1,660,824

Total Investment Companies		1,760,824

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.5%)
Deutsche Bank Securities, Inc., 4.28%, dated 1/31/23, due 2/1/23, repurchase price $788,963, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/26-11/15/50; total market value $804,647.(xx)	$788,869	$788,869

Total Short-Term Investments (1.5%) (Cost $2,549,693)		2,549,693

Total Investments in Securities (100.0%) (Cost $162,778,944)		170,137,632
Other Assets Less Liabilities (0.0%)†		(27,051)

Net Assets (100%)		$170,110,581

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At January 31, 2023, the market value or fair value, as applicable, of these securities amounted to $180,458 or 0.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at January 31, 2023.

(xx)

At January 31, 2023, the Fund had loaned securities with a total value of $2,178,027. This was collateralized by $1,398,728 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.375%, maturing 7/15/23 – 5/15/51 and by cash of $888,869 which was subsequently invested in an investment company and joint repurchase agreements.

Country Diversification

As a Percentage of Total Net Assets

Australia	1.8%
Austria	0.1
Brazil	0.2
Canada	6.4
China	0.3
Denmark	0.8
Finland	0.7
France	1.2
Germany	3.8
Hong Kong	0.3
Israel	0.3
Italy	0.8
Japan	4.9
Netherlands	1.8
New Zealand	0.2
Norway	0.4
Singapore	0.7
Spain	0.2
Sweden	1.1
Switzerland	2.3
United Kingdom	0.8
United States	70.9
Cash and Other	0.0

100.0%

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$6,411,078	$2,551,377	$—	$8,962,455
Consumer Discretionary	7,029,019	2,930,488	—	9,959,507
Consumer Staples	13,721,571	4,674,210	—	18,395,781
Energy	1,983,762	863,119	—	2,846,881
Financials	20,968,596	9,031,883	—	30,000,479
Health Care	17,972,596	4,130,088	—	22,102,684
Industrials	21,735,378	8,482,589	—	30,217,967
Information Technology	26,388,502	2,294,613	—	28,683,115
Materials	3,591,620	2,557,588	—	6,149,208
Real Estate	3,373,417	1,059,090	—	4,432,507
Utilities	4,056,583	1,780,772	—	5,837,355
Short-Term Investments
Investment Companies	1,760,824	—	—	1,760,824
Repurchase Agreement	—	788,869	—	788,869

Total Assets	$128,992,946	$41,144,686	$—	$170,137,632

Total Liabilities	$—	$—	$—	$—

Total	$128,992,946	$41,144,686	$—	$170,137,632

As of January 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,123,713
Aggregate gross unrealized depreciation	(5,930,956)

Net unrealized appreciation	$7,192,757

Federal income tax cost of investments in securities and derivative instruments, if applicable	$162,944,875

See Notes to Portfolio of Investments.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2023 (Unaudited)

Note 1 Valuation

The Board of Trustees (the “Board”) of the 1290 Funds (the “Trust”) is primarily responsible for overseeing that appropriate valuation methods are used to price securities and other investments for each series (each, a “Fund” and collectively, the “Funds”) of the Trust. Section 2(a)(41) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires funds to value their portfolio investments using: (i) the market value of their portfolio securities when market quotations are “readily available” and (ii) the investment’s fair value, as determined in good faith by the Board, when a market quotation for a portfolio security is not readily available or if the investment is not a security. Rule 2a-5 under 1940 Act (“Rule 2a-5”) permits the Board to designate a “valuation designee” to perform the fair value determinations for any and all Fund investments, subject to Board oversight and certain other requirements designed to facilitate the Board’s ability to effectively oversee fair value determinations. Pursuant to Rule 2a-5, the Board designated the Trust’s investment adviser as the Funds’ valuation designee. As the Funds’ valuation designee, Equitable Investment Management, LLC, the investment adviser of the 1290 Funds (the “Adviser”), is responsible for determining fair value in good faith for any and all Fund investments. The Adviser has adopted pricing procedures (“Pricing Procedures”) to establish methods for valuing portfolio securities and other investments held by the Trust and its respective Funds, in accordance with 2(a)(41) of the 1940 Act and Rule 2a-5. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of each of the Trust’s Funds and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management, LLC (the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), to assist in performing certain duties, including the calculation of the Funds’ NAVs. The valuation designee has established a valuation committee (the “Committee”) with day-to-day responsibility for, among other things, determining when market values for assets held by the Trust are not readily available, determining the fair value of any such asset and making the actual calculation of the fair value of any such asset in accordance with the Pricing Procedures. The Committee is comprised of senior employees from the Adviser.

Due to the inherent uncertainty of the fair value process, the value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of each Fund’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of January 31, 2023, is included in the Portfolio of Investments for each Fund. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2023 (Unaudited)

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Fund when the Committee deems that the particular event or circumstance would materially affect such Fund’s NAV.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments.

For more information on each Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to a Fund’s most recent semi-annual or annual report.